UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Small Cap
Enhanced Index Fund

May 31, 2009

1.870936.101

SCE-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	2,445	$ 25,917
Fuel Systems Solutions, Inc. (a)(e)	5,260	111,196
Superior Industries International, Inc.	2,660	32,133
		169,246
Diversified Consumer Services - 1.6%
American Public Education, Inc. (a)	5,450	178,052
DeVry, Inc.	4,000	174,280
Jackson Hewitt Tax Service, Inc.	16,800	66,696
Regis Corp.	16,414	287,737
Sotheby's Class A (ltd. vtg.)	4,490	47,594
Stewart Enterprises, Inc. Class A	27,955	115,454
Strayer Education, Inc. (e)	1,130	208,225
		1,078,038
Hotels, Restaurants & Leisure - 3.0%
Bally Technologies, Inc. (a)	14,500	406,000
Bob Evans Farms, Inc.	10,000	258,000
Buffalo Wild Wings, Inc. (a)	6,800	241,400
Denny's Corp. (a)	85,070	214,376
Domino's Pizza, Inc. (a)	16,000	144,960
Jack in the Box, Inc. (a)	2,625	69,038
Papa John's International, Inc. (a)	11,500	311,650
Speedway Motorsports, Inc.	996	15,239
WMS Industries, Inc. (a)	11,000	390,170
		2,050,833
Household Durables - 0.6%
Ryland Group, Inc.	11,000	187,880
Universal Electronics, Inc. (a)	9,830	192,865
		380,745
Internet & Catalog Retail - 0.7%
Netflix, Inc. (a)(e)	9,427	371,612
NutriSystem, Inc.	9,220	126,314
		497,926
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	7,930	251,936
Media - 1.1%
Belo Corp. Series A	19,750	35,550
Cinemark Holdings, Inc.	13,000	138,060
Cox Radio, Inc. Class A (a)	14,485	70,832
Interactive Data Corp.	10,100	236,845
Marvel Entertainment, Inc. (a)	6,215	206,214
Sinclair Broadcast Group, Inc. Class A	34,100	60,016
		747,517
Specialty Retail - 4.7%
Aeropostale, Inc. (a)	13,000	450,060
Dress Barn, Inc. (a)	15,020	237,767
Finish Line, Inc. Class A	27,303	188,664
Genesco, Inc. (a)	13,210	340,686
Gymboree Corp. (a)	8,635	318,200
Hot Topic, Inc. (a)	15,000	108,150

	Shares	Value
Jo-Ann Stores, Inc. (a)	13,165	$ 284,496
Midas, Inc. (a)	8,790	87,900
Rent-A-Center, Inc. (a)	19,615	383,081
The Buckle, Inc.	6,965	249,208
Tractor Supply Co. (a)	6,725	258,106
Wet Seal, Inc. Class A (a)	81,411	256,445
		3,162,763
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)	5,000	289,800
FGX International Ltd. (a)	8,075	108,690
Fossil, Inc. (a)	11,851	265,225
Maidenform Brands, Inc. (a)	20,900	270,028
Quiksilver, Inc. (a)	13,518	41,230
		974,973
TOTAL CONSUMER DISCRETIONARY		9,313,977
CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	13,700	345,651
Nash-Finch Co.	5,525	161,938
		507,589
Food Products - 2.9%
American Dairy, Inc. (a)(e)	7,819	284,221
Calavo Growers, Inc.	9,000	144,720
Darling International, Inc. (a)	38,500	291,445
Diamond Foods, Inc.	4,970	146,565
Flowers Foods, Inc.	14,000	296,380
Ralcorp Holdings, Inc. (a)	9,500	544,042
TreeHouse Foods, Inc. (a)	10,190	272,379
		1,979,752
Personal Products - 0.6%
Chattem, Inc. (a)	5,060	302,234
Prestige Brands Holdings, Inc. (a)	20,528	127,889
		430,123
TOTAL CONSUMER STAPLES		2,917,464
ENERGY - 3.8%
Energy Equipment & Services - 1.0%
Carbo Ceramics, Inc. (e)	6,100	230,702
Gulfmark Offshore, Inc. (a)	6,000	183,000
Newpark Resources, Inc. (a)	26,785	77,141
T-3 Energy Services, Inc. (a)	1,510	21,925
Willbros Group, Inc. (a)	12,500	190,875
		703,643
Oil, Gas & Consumable Fuels - 2.8%
Concho Resources, Inc. (a)	8,970	287,489
Endeavor International Corp. (a)	63,930	109,960
EXCO Resources, Inc. (a)	6,000	92,340
Knightsbridge Tankers Ltd.	4,300	64,371
McMoRan Exploration Co. (a)	19,000	128,820
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nordic American Tanker Shipping Ltd.	5,700	$ 191,178
Rosetta Resources, Inc. (a)	19,130	167,005
Stone Energy Corp. (a)	13,390	113,146
Swift Energy Co. (a)	3,449	56,667
Teekay Tankers Ltd. (e)	14,370	177,182
Vaalco Energy, Inc. (a)	21,000	95,760
Western Refining, Inc.	10,000	142,500
World Fuel Services Corp.	5,500	233,420
		1,859,838
TOTAL ENERGY		2,563,481
FINANCIALS - 19.2%
Capital Markets - 2.3%
Apollo Investment Corp.	5,160	28,432
BlackRock Kelso Capital Corp.	18,060	117,571
ercules Technology Growth Capital, Inc.	25,449	190,868
Knight Capital Group, Inc. Class A (a)	21,500	370,015
MVC Capital, Inc.	13,000	105,300
optionsXpress Holdings, Inc.	9,645	164,833
PennantPark Investment Corp.	22,120	150,416
Penson Worldwide, Inc. (a)	19,100	188,708
Prospect Capital Corp.	25,000	213,000
		1,529,143
Commercial Banks - 6.0%
Community Bank System, Inc.	14,740	228,470
First Bancorp, Puerto Rico	27,400	133,986
First Financial Bancorp, Ohio	10,610	90,503
First Financial Bankshares, Inc.	6,020	293,957
Glacier Bancorp, Inc.	9,150	151,616
Green Bankshares, Inc.	4,666	26,270
Home Bancshares, Inc.	10,655	212,567
IBERIABANK Corp.	4,050	176,256
Lakeland Financial Corp.	5,755	107,503
MainSource Financial Group, Inc.	10,115	80,617
National Penn Bancshares, Inc.	17,405	105,474
Oriental Financial Group, Inc.	29,891	296,220
Pacific Capital Bancorp	19,130	95,841
Pennsylvania Communication Bancorp, Inc. (a)	8,600	156,176
Prosperity Bancshares, Inc.	11,300	317,078
Renasant Corp.	8,100	110,970
S&T Bancorp, Inc.	10,280	153,583
Signature Bank, New York (a)	5,475	148,099
Smithtown Bancorp, Inc.	7,940	97,662
Suffolk Bancorp	7,380	192,618
SVB Financial Group (a)	4,830	130,169
Tompkins Financial Corp.	3,000	145,050
WesBanco, Inc.	10,485	172,269

	Shares	Value
Westamerica Bancorp.	6,300	$ 326,718
Wilshire Bancorp, Inc.	21,000	101,220
		4,050,892
Consumer Finance - 0.6%
Dollar Financial Corp. (a)	14,500	146,015
EZCORP, Inc. (non-vtg.) Class A (a)	21,100	256,365
		402,380
Diversified Financial Services - 0.3%
Encore Capital Group, Inc. (a)	14,115	181,801
Insurance - 3.5%
American Equity Investment Life Holding Co.	24,000	139,440
Amerisafe, Inc. (a)	16,700	269,705
Aspen Insurance Holdings Ltd.	14,550	335,960
Assured Guaranty Ltd.	15,990	209,629
FBL Financial Group, Inc. Class A	2,780	20,155
Hallmark Financial Services, Inc. (a)	15,000	104,400
Harleysville Group, Inc.	4,795	140,446
IPC Holdings Ltd.	8,050	200,043
Maiden Holdings Ltd.	31,000	158,410
Max Capital Group Ltd.	2,420	38,260
Navigators Group, Inc. (a)	5,200	227,448
Platinum Underwriters Holdings Ltd.	7,700	221,991
RLI Corp.	3,015	141,283
SeaBright Insurance Holdings, Inc. (a)	18,580	150,312
		2,357,482
Real Estate Investment Trusts - 5.2%
Alexandria Real Estate Equities, Inc.	1,120	40,208
American Campus Communities, Inc.	4,300	98,857
Ashford Hospitality Trust, Inc.	32,615	132,091
BioMed Realty Trust, Inc.	20,700	203,481
Capstead Mortgage Corp.	26,250	313,163
Chimera Investment Corp.	32,000	111,680
Digital Realty Trust, Inc.	4,310	154,169
Extra Space Storage, Inc.	18,420	138,334
First Industrial Realty Trust, Inc.	3,730	15,032
Highwoods Properties, Inc. (SBI)	8,625	195,098
Home Properties, Inc.	3,000	99,900
LaSalle Hotel Properties (SBI)	13,600	186,048
MFA Mortgage Investments, Inc.	28,000	175,280
Mission West Properties, Inc.	12,270	85,522
National Retail Properties, Inc.	13,485	230,728
Nationwide Health Properties, Inc.	3,945	104,819
NorthStar Realty Finance Corp. (e)	27,000	89,640
Omega Healthcare Investors, Inc.	21,570	344,473
Parkway Properties, Inc.	5,420	70,677
Pennsylvania Real Estate Investment Trust (SBI) (e)	13,000	72,540
PS Business Parks, Inc.	3,925	176,115
Realty Income Corp.	12,400	266,228
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust (SBI)	3,741	$ 62,662
Sunstone Hotel Investors, Inc.	29,163	169,437
		3,536,182
Thrifts & Mortgage Finance - 1.3%
ESSA Bancorp, Inc.	4,400	61,380
Flushing Financial Corp.	3,130	31,175
Northwest Bancorp, Inc.	5,500	101,475
Ocwen Financial Corp. (a)	24,400	304,512
Provident Financial Services, Inc.	13,890	136,678
United Financial Bancorp, Inc.	9,710	121,181
WSFS Financial Corp.	4,990	132,385
		888,786
TOTAL FINANCIALS		12,946,666
HEALTH CARE - 14.0%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	3,610	131,765
Allos Therapeutics, Inc. (a)	13,000	94,640
Alnylam Pharmaceuticals, Inc. (a)	11,600	236,176
ARIAD Pharmaceuticals, Inc. (a)	83,369	125,054
Celldex Therapeutics, Inc. (a)	19,000	171,380
Cubist Pharmaceuticals, Inc. (a)	10,200	174,012
GTx, Inc. (a)	14,349	123,401
Idera Pharmaceuticals, Inc. (a)	19,137	103,914
Isis Pharmaceuticals, Inc. (a)	21,000	289,800
Ligand Pharmaceuticals, Inc. Class B (a)	40,185	119,751
Martek Biosciences	7,324	155,196
Medarex, Inc. (a)	3,600	26,064
Momenta Pharmaceuticals, Inc. (a)	13,871	121,649
Myriad Genetics, Inc. (a)	5,000	180,800
ONYX Pharmaceuticals, Inc. (a)	1,080	25,553
OSI Pharmaceuticals, Inc. (a)	6,480	219,024
PDL BioPharma, Inc.	8,000	55,600
Theravance, Inc. (a)	4,500	66,600
United Therapeutics Corp. (a)	885	70,933
		2,491,312
Health Care Equipment & Supplies - 3.5%
American Medical Systems Holdings, Inc. (a)	14,100	213,897
Cantel Medical Corp. (a)	14,000	190,540
Cryolife, Inc. (a)	17,500	82,075
ev3, Inc. (a)	20,000	182,800
Invacare Corp.	12,640	214,627
Masimo Corp. (a)	13,040	312,178
Meridian Bioscience, Inc.	10,470	200,082
Merit Medical Systems, Inc. (a)	14,000	191,660
Quidel Corp. (a)	14,155	180,193

	Shares	Value
Somanetics Corp. (a)	14,830	$ 249,292
Steris Corp.	13,440	317,587
		2,334,931
Health Care Providers & Services - 5.0%
Amedisys, Inc. (a)	4,740	144,191
AMERIGROUP Corp. (a)	5,645	162,915
AMN Healthcare Services, Inc. (a)	13,150	94,680
AmSurg Corp. (a)	10,320	192,778
Centene Corp. (a)	14,100	256,338
Chemed Corp.	5,000	191,350
Cross Country Healthcare, Inc. (a)	7,500	58,200
Genoptix, Inc. (a)	7,750	225,370
Gentiva Health Services, Inc. (a)	4,500	71,685
Hanger Orthopedic Group, Inc. (a)	10,380	152,586
HealthSouth Corp. (a)	29,568	350,085
Magellan Health Services, Inc. (a)	7,360	219,770
Molina Healthcare, Inc. (a)	7,000	167,580
NightHawk Radiology Holdings, Inc. (a)	35,000	138,600
Owens & Minor, Inc.	8,777	307,722
PharMerica Corp. (a)	15,005	263,188
RehabCare Group, Inc. (a)	14,000	305,480
Skilled Healthcare Group, Inc.	5,000	47,050
		3,349,568
Health Care Technology - 0.3%
Phase Forward, Inc. (a)	16,000	224,000
Life Sciences Tools & Services - 0.4%
Dionex Corp. (a)	4,185	235,867
Pharmaceuticals - 1.1%
DepoMed, Inc. (a)	70,780	152,177
Medicis Pharmaceutical Corp. Class A	12,000	188,640
Noven Pharmaceuticals, Inc. (a)	15,500	172,050
Valeant Pharmaceuticals International (a)(e)	11,000	252,890
XenoPort, Inc. (a)	75	1,298
		767,055
TOTAL HEALTH CARE		9,402,733
INDUSTRIALS - 14.8%
Aerospace & Defense - 2.3%
Ceradyne, Inc. (a)	1,043	23,572
Cubic Corp.	8,690	331,524
Curtiss-Wright Corp.	872	25,532
Ducommun, Inc.	9,500	180,595
Esterline Technologies Corp. (a)	7,200	196,848
Hexcel Corp. (a)	4,705	50,296
Stanley, Inc. (a)	5,835	152,235
Teledyne Technologies, Inc. (a)	7,430	244,224
TransDigm Group, Inc. (a)	8,500	333,370
		1,538,196
Air Freight & Logistics - 0.3%
Hub Group, Inc. Class A (a)	11,670	230,599
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.2%
SkyWest, Inc.	13,941	$ 142,895
Building Products - 0.5%
Aaon, Inc.	9,800	203,840
Gibraltar Industries, Inc.	18,520	142,974
		346,814
Commercial Services & Supplies - 1.4%
ATC Technology Corp. (a)	13,000	189,540
Cenveo, Inc. (a)	37,950	187,094
Comfort Systems USA, Inc.	24,540	228,958
Deluxe Corp.	15,300	216,342
Knoll, Inc.	21,180	146,777
		968,711
Construction & Engineering - 1.3%
EMCOR Group, Inc. (a)	12,000	269,640
MasTec, Inc. (a)	22,210	287,620
Michael Baker Corp. (a)	5,205	218,766
Sterling Construction Co., Inc. (a)	4,000	68,400
		844,426
Electrical Equipment - 2.1%
Acuity Brands, Inc.	6,310	171,506
Belden, Inc.	14,196	260,071
Brady Corp. Class A	9,525	236,030
Encore Wire Corp.	7,614	161,645
GrafTech International Ltd. (a)	23,118	235,110
Ultralife Corp. (a)	14,485	100,526
Woodward Governor Co.	12,820	263,195
		1,428,083
Industrial Conglomerates - 0.2%
Tredegar Corp.	7,145	100,173
Machinery - 3.1%
Actuant Corp. Class A	9,470	116,292
Chart Industries, Inc. (a)	11,000	233,530
CIRCOR International, Inc.	7,005	170,922
Columbus McKinnon Corp. (NY Shares) (a)	13,670	189,876
Gorman-Rupp Co.	1,460	30,660
Graham Corp.	7,710	107,940
Nordson Corp.	5,930	227,712
Robbins & Myers, Inc.	14,901	285,205
Valmont Industries, Inc.	2,400	164,664
Wabtec Corp.	10,546	376,281
Watts Water Technologies, Inc. Class A	8,735	179,155
		2,082,237
Marine - 0.2%
Horizon Lines, Inc. Class A	21,300	113,316
Professional Services - 1.7%
Administaff, Inc.	3,770	81,055
Heidrick & Struggles International, Inc.	7,208	132,267
ICF International, Inc. (a)	5,500	146,300

	Shares	Value
Korn/Ferry International (a)	6,690	$ 74,192
MPS Group, Inc. (a)	11,450	86,906
Navigant Consulting, Inc. (a)	11,335	135,000
On Assignment, Inc. (a)	48,000	171,360
Spherion Corp. (a)	37,000	127,280
Watson Wyatt Worldwide, Inc. Class A	4,870	184,768
		1,139,128
Road & Rail - 0.7%
Arkansas Best Corp.	6,405	180,045
Werner Enterprises, Inc.	15,425	277,496
		457,541
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	10,680	221,824
Beacon Roofing Supply, Inc. (a)	22,700	329,150
		550,974
TOTAL INDUSTRIALS		9,943,093
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 3.7%
3Com Corp. (a)	91,000	393,120
Adtran, Inc.	15,300	317,934
Avocent Corp. (a)	5,703	79,842
BigBand Networks, Inc. (a)	34,890	182,126
Blue Coat Systems, Inc. (a)	13,304	188,518
DG FastChannel, Inc. (a)	10,000	197,900
Emulex Corp. (a)	23,220	255,188
Polycom, Inc. (a)	15,940	275,921
Starent Networks Corp. (a)	10,000	211,300
Tekelec (a)	19,900	324,967
ViaSat, Inc. (a)	1,280	32,102
		2,458,918
Computers & Peripherals - 1.3%
Data Domain, Inc. (a)	5,800	147,726
Electronics for Imaging, Inc. (a)	8,505	86,496
Novatel Wireless, Inc. (a)	25,399	296,660
Synaptics, Inc. (a)(e)	9,705	340,840
		871,722
Electronic Equipment & Components - 1.8%
Anixter International, Inc. (a)	4,675	191,769
CPI International, Inc. (a)	5,010	54,759
CTS Corp.	14,340	82,742
Daktronics, Inc.	16,000	137,120
L-1 Identity Solutions, Inc. (a)	16,000	138,720
Mercury Computer Systems, Inc. (a)	19,300	145,522
Multi-Fineline Electronix, Inc. (a)	4,250	81,388
OSI Systems, Inc. (a)	9,500	174,800
SYNNEX Corp. (a)	5,500	142,340
TTM Technologies, Inc. (a)	7,500	66,750
		1,215,910
Internet Software & Services - 2.9%
Art Technology Group, Inc. (a)	35,000	126,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Digital River, Inc. (a)	10,475	$ 399,412
EarthLink, Inc. (a)	37,000	290,080
InfoSpace, Inc. (a)	15,635	109,445
j2 Global Communications, Inc. (a)	11,500	256,450
Mercadolibre, Inc. (a)	7,300	157,972
NIC, Inc.	4,450	26,834
SonicWALL, Inc. (a)	22,000	112,420
United Online, Inc.	17,500	112,000
ValueClick, Inc. (a)	20,000	221,000
Vignette Corp. (a)	10,348	133,903
		1,945,516
IT Services - 1.7%
Acxiom Corp.	27,000	288,630
CSG Systems International, Inc. (a)	11,820	162,761
Global Cash Access Holdings, Inc. (a)	22,200	154,956
Maximus, Inc.	5,465	218,054
RightNow Technologies, Inc. (a)	18,000	158,220
SAIC, Inc. (a)	10,620	185,531
		1,168,152
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Energy Industries, Inc. (a)	3,500	33,075
Amkor Technology, Inc. (a)	60,000	272,400
Applied Micro Circuits Corp. (a)	33,000	258,060
Atheros Communications, Inc. (a)	22,000	368,720
IXYS Corp.	19,000	179,930
MKS Instruments, Inc. (a)	11,560	156,176
PMC-Sierra, Inc. (a)	45,000	341,550
Power Integrations, Inc.	10,825	238,800
Sigma Designs, Inc. (a)	12,000	185,520
Silicon Image, Inc. (a)	33,500	79,395
Skyworks Solutions, Inc. (a)	45,803	436,503
Ultratech, Inc. (a)	8,195	102,929
Veeco Instruments, Inc. (a)	16,500	173,745
		2,826,803
Software - 4.9%
Actuate Corp. (a)	25,000	121,000
Interactive Intelligence, Inc. (a)	17,000	221,340
Jack Henry & Associates, Inc.	15,900	292,083
Lawson Software, Inc. (a)	25,000	131,500
Macrovision Solutions Corp. (a)	1,380	31,147
Manhattan Associates, Inc. (a)	11,037	194,141
MICROS Systems, Inc. (a)	3,750	97,950
MicroStrategy, Inc. Class A (a)	2,710	126,828
Net 1 UEPS Technologies, Inc. (a)	10,500	128,205
Parametric Technology Corp. (a)	16,285	188,580
Quest Software, Inc. (a)	14,400	186,048
Solera Holdings, Inc. (a)	10,775	246,748
SPSS, Inc. (a)	9,040	301,665

	Shares	Value
Sybase, Inc. (a)	13,900	$ 452,167
Take-Two Interactive Software, Inc.	27,275	236,202
TeleCommunication Systems, Inc. Class A (a)	23,000	171,810
TIBCO Software, Inc. (a)	10,430	69,151
Vasco Data Security International, Inc. (a)	17,230	127,674
		3,324,239
TOTAL INFORMATION TECHNOLOGY		13,811,260
MATERIALS - 4.1%
Chemicals - 1.3%
Ashland, Inc.	3,100	83,080
H.B. Fuller Co.	12,805	217,941
Innophos Holdings, Inc.	11,000	171,490
Innospec, Inc.	14,250	126,968
NewMarket Corp.	3,500	253,995
Spartech Corp.	11,500	48,645
W.R. Grace & Co. (a)	410	5,322
		907,441
Containers & Packaging - 1.0%
Rock-Tenn Co. Class A	10,210	391,860
Silgan Holdings, Inc.	6,630	293,444
		685,304
Metals & Mining - 1.1%
Compass Minerals International, Inc.	7,000	375,410
Worthington Industries, Inc.	24,106	337,243
		712,653
Paper & Forest Products - 0.7%
Buckeye Technologies, Inc. (a)	37,490	190,074
Glatfelter	25,230	258,608
		448,682
TOTAL MATERIALS		2,754,080
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.2%
Cincinnati Bell, Inc. (a)	74,000	206,460
Consolidated Communications Holdings, Inc.	15,025	154,758
Iowa Telecommunication Services, Inc.	19,200	227,328
NTELOS Holdings Corp.	13,400	239,458
		828,004
Wireless Telecommunication Services - 0.8%
Syniverse Holdings, Inc. (a)	18,460	275,977
USA Mobility, Inc.	21,400	239,252
		515,229
TOTAL TELECOMMUNICATION SERVICES		1,343,233
Common Stocks - continued
	Shares	Value
UTILITIES - 3.5%
Electric Utilities - 1.3%
Central Vermont Public Service Corp.	4,880	$ 78,861
El Paso Electric Co. (a)	17,830	236,069
Portland General Electric Co.	15,760	283,522
UIL Holdings Corp.	9,500	196,935
Westar Energy, Inc.	3,320	59,262
		854,649
Gas Utilities - 1.7%
Chesapeake Utilities Corp.	4,300	141,298
New Jersey Resources Corp.	7,750	257,843
Northwest Natural Gas Co.	6,235	264,613
Southwest Gas Corp.	5,980	124,264
WGL Holdings, Inc.	11,190	332,567
		1,120,585
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	5,005	107,107
Multi-Utilities - 0.3%
Avista Corp.	12,465	197,446
Water Utilities - 0.1%
American States Water Co.	3,270	102,515
TOTAL UTILITIES		2,382,302
TOTAL COMMON STOCKS (Cost $75,925,615)		67,378,289
U.S. Treasury Obligations - 0.7%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.23% to 1.06% 6/4/09 to 5/6/10 (Cost $474,049)	$ 475,000	474,321
Money Market Funds - 3.9%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.57% (c)	517,671	$ 517,671
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(d)	2,102,355	2,102,355
TOTAL MONEY MARKET FUNDS (Cost $2,620,026)		2,620,026
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $79,019,690)	70,472,636
NET OTHER ASSETS - (4.6)%	(3,097,965)
NET ASSETS - 100%	$ 67,374,671
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 7,327
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 70,472,636	$ 69,998,315	$ 474,321	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $79,102,102. Net unrealized depreciation aggregated $8,629,466, of which $6,044,002 related to appreciated investment securities and $14,673,468 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

May 31, 2009

1.850083.102

GEI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.1%
Autoliv, Inc.	1,209	$ 33,586
Johnson Controls, Inc.	500	9,965
		43,551
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)(e)	1,550	91,605
H&R Block, Inc.	5,000	73,000
ITT Educational Services, Inc. (a)(e)	710	65,171
Weight Watchers International, Inc. (e)	1,673	39,198
		268,974
Hotels, Restaurants & Leisure - 2.4%
Choice Hotels International, Inc. (e)	2,100	57,309
McDonald's Corp.	6,700	395,233
Panera Bread Co. Class A (a)(e)	1,100	58,564
Starbucks Corp. (a)(e)	2,500	35,975
WMS Industries, Inc. (a)(e)	1,700	60,299
Yum! Brands, Inc.	5,000	173,150
		780,530
Household Durables - 0.4%
Garmin Ltd. (e)	3,000	62,640
NVR, Inc. (a)(e)	130	64,337
		126,977
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (e)	1,100	85,789
Media - 1.9%
Comcast Corp. Class A	8,000	110,160
DISH Network Corp. Class A (a)	2,000	32,800
Liberty Media Corp. Entertainment Series A (a)	900	21,744
McGraw-Hill Companies, Inc.	3,120	93,881
News Corp. Class A	8,562	83,736
Omnicom Group, Inc.	3,941	120,201
The Walt Disney Co.	4,529	109,692
Viacom, Inc. Class B (non-vtg.) (a)	1,690	37,467
		609,681
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	1,400	62,678
Nordstrom, Inc.	3,000	59,070
Target Corp. (e)	4,563	179,326
		301,074
Specialty Retail - 2.3%
Aeropostale, Inc. (a)(e)	1,600	55,392
AutoZone, Inc. (a)	750	114,113
Best Buy Co., Inc. (e)	3,200	112,320
Gamestop Corp. Class A (a)	3,682	91,866
Rent-A-Center, Inc. (a)	3,900	76,167
Ross Stores, Inc.	2,800	109,648

	Shares	Value
TJX Companies, Inc. (e)	5,000	$ 147,550
Tractor Supply Co. (a)(e)	1,100	42,218
		749,274
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	4,600	120,842
NIKE, Inc. Class B	2,370	135,209
		256,051
TOTAL CONSUMER DISCRETIONARY		3,221,901
CONSUMER STAPLES - 10.8%
Beverages - 2.7%
Hansen Natural Corp. (a)	1,600	58,688
PepsiCo, Inc.	7,610	396,101
The Coca-Cola Co.	8,290	407,536
		862,325
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	990	48,035
CVS Caremark Corp.	6,000	178,800
Kroger Co. (e)	5,000	114,000
Safeway, Inc.	1,950	39,507
Sysco Corp.	500	11,980
Wal-Mart Stores, Inc.	10,300	512,322
Walgreen Co.	2,574	76,679
		981,323
Food Products - 0.4%
Archer Daniels Midland Co. (e)	2,300	63,296
General Mills, Inc. (e)	1,650	84,447
		147,743
Household Products - 2.2%
Church & Dwight Co., Inc. (e)	1,650	82,946
Colgate-Palmolive Co. (e)	2,590	170,811
Kimberly-Clark Corp.	420	21,794
Procter & Gamble Co.	8,250	428,505
		704,056
Tobacco - 2.5%
Altria Group, Inc.	13,200	225,588
Philip Morris International, Inc.	13,400	571,376
		796,964
TOTAL CONSUMER STAPLES		3,492,411
ENERGY - 8.5%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	395	15,429
Cameron International Corp. (a)(e)	3,010	94,002
Carbo Ceramics, Inc. (e)	1,000	37,820
Diamond Offshore Drilling, Inc.	1,000	84,280
Dresser-Rand Group, Inc. (a)	4,000	112,000
ENSCO International, Inc.	2,228	86,647
FMC Technologies, Inc. (a)	2,400	99,888
Halliburton Co.	3,600	82,548
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)(e)	3,376	$ 130,381
Noble Corp.	3,200	109,984
Schlumberger Ltd. (NY Shares)	6,600	377,718
Tidewater, Inc.	1,704	81,230
Transocean Ltd. (a)(e)	600	47,688
		1,359,615
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.	900	43,002
Apache Corp. (e)	600	50,556
Chevron Corp.	470	31,335
ConocoPhillips	595	27,275
EXCO Resources, Inc. (a)(e)	2,200	33,858
Exxon Mobil Corp.	6,275	435,171
Foundation Coal Holdings, Inc.	2,655	77,924
Hess Corp.	550	36,625
McMoRan Exploration Co. (a)(e)	3,400	23,052
Murphy Oil Corp.	1,850	109,169
Occidental Petroleum Corp.	3,900	261,729
Peabody Energy Corp.	3,000	101,940
Southwestern Energy Co. (a)(e)	2,100	91,287
Valero Energy Corp.	2,430	54,359
W&T Offshore, Inc.	694	7,079
		1,384,361
TOTAL ENERGY		2,743,976
FINANCIALS - 4.2%
Capital Markets - 1.7%
Charles Schwab Corp.	2,300	40,480
Eaton Vance Corp. (non-vtg.) (e)	3,000	81,300
Federated Investors, Inc. Class B (non-vtg.) (e)	3,000	75,090
Franklin Resources, Inc. (e)	1,210	80,889
Knight Capital Group, Inc. Class A (a)(e)	2,250	38,723
MF Global Ltd. (a)(e)	5,000	30,400
Raymond James Financial, Inc. (e)	2,000	31,800
State Street Corp. (e)	1,900	88,255
TD Ameritrade Holding Corp. (a)(e)	5,000	85,200
		552,137
Consumer Finance - 0.4%
American Express Co. (e)	4,700	116,795
SLM Corp. (a)(e)	2,650	17,517
		134,312
Diversified Financial Services - 0.6%
CME Group, Inc.	500	160,820
The NASDAQ Stock Market, Inc. (a)	1,700	35,887
		196,707
Insurance - 0.8%
AFLAC, Inc. (e)	3,400	120,700
Prudential Financial, Inc.	898	35,839

	Shares	Value
The Chubb Corp.	1,265	$ 50,157
The Travelers Companies, Inc.	1,640	66,682
		273,378
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	3,750	52,275
Boston Properties, Inc. (e)	200	9,664
Mack-Cali Realty Corp. (e)	1,000	24,710
National Retail Properties, Inc. (e)	850	14,544
ProLogis Trust (e)	2,045	17,362
		118,555
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (e)	1,116	39,116
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	4,300	55,169
TOTAL FINANCIALS		1,369,374
HEALTH CARE - 14.0%
Biotechnology - 2.5%
Amgen, Inc. (a)	830	41,450
Biogen Idec, Inc. (a)(e)	3,000	155,370
Celgene Corp. (a)(e)	2,200	92,928
Cephalon, Inc. (a)(e)	1,510	88,048
Genzyme Corp. (a)	1,975	116,802
Gilead Sciences, Inc. (a)	7,000	301,700
		796,298
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	5,400	276,426
Becton, Dickinson & Co.	2,300	155,664
Edwards Lifesciences Corp. (a)(e)	1,125	71,820
Kinetic Concepts, Inc. (a)(e)	3,500	90,755
Medtronic, Inc.	9,200	316,020
St. Jude Medical, Inc. (a)	500	19,510
Zimmer Holdings, Inc. (a)	1,700	75,735
		1,005,930
Health Care Providers & Services - 3.3%
Aetna, Inc.	3,200	85,696
AmerisourceBergen Corp.	2,200	81,620
Express Scripts, Inc. (a)(e)	3,050	195,353
Laboratory Corp. of America Holdings (a)(e)	2,100	128,016
McKesson Corp.	1,600	65,840
Medco Health Solutions, Inc. (a)(e)	5,000	229,450
UnitedHealth Group, Inc. (e)	6,000	159,600
WellPoint, Inc. (a)	2,450	114,097
		1,059,672
Life Sciences Tools & Services - 0.7%
Life Technologies Corp. (a)	3,280	127,198
Mettler-Toledo International, Inc. (a)(e)	1,300	92,547
		219,745
Pharmaceuticals - 4.4%
Abbott Laboratories	11,500	518,190
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	6,221	$ 123,922
Eli Lilly & Co.	2,810	97,142
Johnson & Johnson	5,000	275,800
Merck & Co., Inc. (e)	1,000	27,580
Pfizer, Inc.	2,165	32,886
Schering-Plough Corp.	11,550	281,820
Wyeth	1,920	86,131
		1,443,471
TOTAL HEALTH CARE		4,525,116
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.3%
General Dynamics Corp.	1,250	71,125
Honeywell International, Inc. (e)	3,250	107,770
L-3 Communications Holdings, Inc. (e)	1,700	124,967
Lockheed Martin Corp.	2,514	210,246
Northrop Grumman Corp.	1,000	47,620
Raytheon Co.	2,310	103,142
The Boeing Co. (e)	3,208	143,879
TransDigm Group, Inc. (a)(e)	1,600	62,752
United Technologies Corp. (e)	4,000	210,440
		1,081,941
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	2,000	101,640
United Parcel Service, Inc. Class B (e)	4,200	214,788
		316,428
Building Products - 0.1%
Lennox International, Inc.	705	21,862
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. (a)(e)	2,600	39,286
Construction & Engineering - 0.9%
EMCOR Group, Inc. (a)	4,365	98,082
Fluor Corp.	1,860	87,383
KBR, Inc.	789	14,533
Shaw Group, Inc. (a)(e)	3,000	81,600
		281,598
Electrical Equipment - 0.9%
Acuity Brands, Inc.	2,093	56,888
Emerson Electric Co.	6,170	197,995
GrafTech International Ltd. (a)	4,000	40,680
		295,563
Industrial Conglomerates - 0.7%
3M Co.	2,760	157,596
McDermott International, Inc. (a)	2,534	55,672
		213,268
Machinery - 1.8%
Bucyrus International, Inc. Class A (e)	1,400	40,152
Caterpillar, Inc.	2,558	90,707

	Shares	Value
Flowserve Corp. (e)	815	$ 59,960
Gardner Denver, Inc. (a)	2,310	65,465
Joy Global, Inc.	4,000	137,880
Oshkosh Co.	5,000	59,350
SPX Corp.	1,000	45,910
Valmont Industries, Inc. (e)	1,300	89,193
		588,617
Marine - 0.2%
Kirby Corp. (a)(e)	2,000	67,240
Professional Services - 0.2%
FTI Consulting, Inc. (a)(e)	1,500	75,330
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	1,250	90,550
CSX Corp.	2,800	88,928
Norfolk Southern Corp. (e)	2,505	93,186
Union Pacific Corp.	3,500	172,445
		445,109
TOTAL INDUSTRIALS		3,426,242
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 4.3%
Adtran, Inc. (e)	1,660	34,495
Cisco Systems, Inc. (a)	40,000	740,000
Corning, Inc.	4,404	64,739
Harris Corp.	1,900	59,052
Harris Stratex Networks, Inc. Class A (a)(e)	471	2,247
QUALCOMM, Inc.	11,500	501,285
		1,401,818
Computers & Peripherals - 8.4%
Apple, Inc. (a)	5,750	780,908
Dell, Inc. (a)	6,200	71,796
EMC Corp. (a)	14,010	164,618
Hewlett-Packard Co.	16,000	549,600
International Business Machines Corp. (e)	9,300	988,404
NetApp, Inc. (a)(e)	4,080	79,560
Teradata Corp. (a)	4,060	87,696
		2,722,582
Electronic Equipment & Components - 0.3%
Tech Data Corp. (a)	2,900	92,858
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (a)(e)	4,700	104,622
eBay, Inc. (a)(e)	8,000	140,960
Google, Inc. Class A (sub. vtg.) (a)	1,480	617,500
Sohu.com, Inc. (a)	2,000	126,280
Yahoo!, Inc. (a)	7,500	118,800
		1,108,162
IT Services - 3.0%
Accenture Ltd. Class A	5,125	153,391
Alliance Data Systems Corp. (a)(e)	1,780	72,090
Automatic Data Processing, Inc.	1,750	66,518
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)(e)	2,500	$ 105,900
Lender Processing Services, Inc.	3,000	87,150
MasterCard, Inc. Class A (e)	700	123,431
The Western Union Co. (e)	8,620	151,971
Total System Services, Inc. (e)	2,240	30,576
Visa, Inc. (e)	2,515	170,291
		961,318
Semiconductors & Semiconductor Equipment - 4.1%
Amkor Technology, Inc. (a)	6,610	30,009
Cree, Inc. (a)	3,000	91,290
Intel Corp.	27,800	437,016
Linear Technology Corp. (e)	3,000	70,230
Marvell Technology Group Ltd. (a)	10,600	121,158
MEMC Electronic Materials, Inc. (a)(e)	2,750	53,048
National Semiconductor Corp. (e)	6,370	88,416
Skyworks Solutions, Inc. (a)	6,750	64,328
Texas Instruments, Inc. (e)	13,500	261,900
Xilinx, Inc. (e)	5,000	103,700
		1,321,095
Software - 6.2%
Activision Blizzard, Inc. (a)	3,000	36,240
Adobe Systems, Inc. (a)(e)	5,925	166,967
BMC Software, Inc. (a)(e)	3,250	110,825
CA, Inc.	3,500	61,075
McAfee, Inc. (a)(e)	3,050	119,652
Microsoft Corp.	47,100	983,919
Oracle Corp.	20,458	400,772
Red Hat, Inc. (a)	2,000	39,900
Salesforce.com, Inc. (a)(e)	1,000	37,950
Solera Holdings, Inc. (a)	870	19,923
Sybase, Inc. (a)(e)	1,000	32,530
		2,009,753
TOTAL INFORMATION TECHNOLOGY		9,617,586
MATERIALS - 4.2%
Chemicals - 2.2%
Celanese Corp. Class A	2,750	56,403
Monsanto Co.	4,100	336,815
Praxair, Inc.	1,000	73,200
Terra Industries, Inc. (e)	3,300	91,707
The Mosaic Co.	2,600	142,220
		700,345
Containers & Packaging - 1.0%
Crown Holdings, Inc. (a)	4,100	96,350

	Shares	Value
Greif, Inc. Class A (e)	1,050	$ 50,736
Owens-Illinois, Inc. (a)	3,060	87,608
Rock-Tenn Co. Class A	500	19,190
Silgan Holdings, Inc.	1,700	75,242
		329,126
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,300	70,759
Newmont Mining Corp.	1,400	68,418
Nucor Corp.	1,760	77,282
Reliance Steel & Aluminum Co.	2,250	85,478
Southern Copper Corp.	1,710	35,790
		337,727
TOTAL MATERIALS		1,367,198
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc. (e)	1,900	58,615
Embarq Corp.	1,815	76,266
Frontier Communications Corp.	6,755	49,176
Windstream Corp. (e)	10,510	88,389
		272,446
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)(e)	4,000	127,480
TOTAL TELECOMMUNICATION SERVICES		399,926
UTILITIES - 1.0%
Electric Utilities - 0.4%
DPL, Inc.	3,430	74,637
Exelon Corp.	908	43,593
Pepco Holdings, Inc.	1,850	24,013
		142,243
Gas Utilities - 0.1%
Energen Corp.	815	30,334
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	1,250	34,100
Multi-Utilities - 0.4%
Dominion Resources, Inc.	1,095	34,810
Public Service Enterprise Group, Inc.	2,915	92,901
		127,711
TOTAL UTILITIES		334,388
TOTAL COMMON STOCKS (Cost $36,182,830)		30,498,118
U.S. Treasury Obligations - 0.8%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.42% to 0.53% 11/19/09 to 5/6/10 (f) (Cost $269,028)	$ 270,000	$ 269,186
Money Market Funds - 31.4%
	Shares
Dreyfus Cash Management Institutional Shares, 0.57% (c)	1,670,615	1,670,615
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(d)	8,518,225	8,518,225
TOTAL MONEY MARKET FUNDS (Cost $10,188,840)		10,188,840
TOTAL INVESTMENT PORTFOLIO - 126.3% (Cost $46,640,698)	40,956,144
NET OTHER ASSETS - (26.3)%	(8,526,034)
NET ASSETS - 100%	$ 32,430,110
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
41 CME E-mini S&P 500 Index Contracts	June 2009	$ 1,882,105	$ 28,218

The face value of futures purchased as a percentage of net assets - 5.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $239,312.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 2,419
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 40,956,144	$ 40,686,958	$ 269,186	$ -
Other Financial Instruments*	$ 28,218	$ 28,218	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $46,677,593. Net unrealized depreciation aggregated $5,721,449, of which $1,863,780 related to appreciated investment securities and $7,585,229 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

May 31, 2009

1.850084.102

VEI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.3%
Ford Motor Co. (a)	35,000	$ 201,250
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	2,323	137,289
ITT Educational Services, Inc. (a)(d)	1,875	172,106
		309,395
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	900	22,896
Domino's Pizza, Inc. (a)	8,717	78,976
Interval Leisure Group, Inc. (a)	555	5,311
McDonald's Corp.	1,073	63,296
The Cheesecake Factory, Inc. (a)	5,300	90,683
		261,162
Household Durables - 0.5%
D.R. Horton, Inc. (d)	13,573	125,007
Newell Rubbermaid, Inc.	10,434	120,095
Tempur-Pedic International, Inc.	8,000	88,240
		333,342
Internet & Catalog Retail - 0.0%
HSN, Inc. (a)	555	6,272
Media - 3.5%
CBS Corp. Class B	5,321	39,269
Comcast Corp. Class A	32,048	441,301
DISH Network Corp. Class A (a)	11,013	180,613
Liberty Global, Inc. Class A (a)(d)	2,032	28,082
McGraw-Hill Companies, Inc.	6,044	181,864
Meredith Corp. (d)	8,743	235,711
News Corp. Class A	13,128	128,392
The Walt Disney Co.	26,061	631,197
Time Warner Cable, Inc.	7,809	240,439
Time Warner, Inc.	12,644	296,122
Washington Post Co. Class B (d)	25	9,000
		2,411,990
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	2,219	99,345
Macy's, Inc.	34,925	407,924
Target Corp. (d)	900	35,370
		542,639
Specialty Retail - 2.8%
Foot Locker, Inc.	24,500	272,195
Gap, Inc. (d)	10,009	178,661
Home Depot, Inc.	25,295	585,832
Lowe's Companies, Inc.	16,983	322,847
Office Depot, Inc. (a)	30,000	139,800
RadioShack Corp.	10,849	145,811
Rent-A-Center, Inc. (a)	11,271	220,123
Sherwin-Williams Co. (d)	975	51,480
		1,916,749

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc. (a)	4,233	$ 100,110
TOTAL CONSUMER DISCRETIONARY		6,082,909
CONSUMER STAPLES - 9.2%
Beverages - 1.5%
Coca-Cola Enterprises, Inc.	20,163	335,916
Dr Pepper Snapple Group, Inc. (a)	9,652	209,738
PepsiCo, Inc.	1,425	74,171
The Coca-Cola Co.	8,779	431,576
		1,051,401
Food & Staples Retailing - 2.0%
BJ's Wholesale Club, Inc. (a)	4,815	169,681
CVS Caremark Corp.	9,514	283,517
Kroger Co. (d)	12,289	280,189
SUPERVALU, Inc. (d)	9,919	164,655
Wal-Mart Stores, Inc.	9,127	453,977
		1,352,019
Food Products - 2.0%
Archer Daniels Midland Co. (d)	9,454	260,174
ConAgra Foods, Inc. (d)	2,432	45,211
Dean Foods Co. (a)	5,819	109,397
General Mills, Inc. (d)	3,123	159,835
H.J. Heinz Co.	1,408	51,505
Hershey Co.	4,699	165,499
Kraft Foods, Inc. Class A	21,545	562,540
		1,354,161
Household Products - 2.6%
Kimberly-Clark Corp.	4,510	234,024
Procter & Gamble Co.	30,452	1,581,677
		1,815,701
Tobacco - 1.1%
Altria Group, Inc.	19,319	330,162
Lorillard, Inc.	1,540	105,228
Reynolds American, Inc. (d)	7,579	302,933
		738,323
TOTAL CONSUMER STAPLES		6,311,605
ENERGY - 15.8%
Energy Equipment & Services - 0.9%
Cameron International Corp. (a)	10,500	327,915
Dresser-Rand Group, Inc. (a)	7,776	217,728
ENSCO International, Inc.	2,965	115,309
		660,952
Oil, Gas & Consumable Fuels - 14.9%
Anadarko Petroleum Corp.	5,197	248,313
Apache Corp. (d)	5,314	447,758
Chevron Corp.	34,096	2,273,180
ConocoPhillips	24,208	1,109,695
Devon Energy Corp.	7,106	449,383
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	65,639	$ 4,552,059
Marathon Oil Corp.	4,113	131,122
McMoRan Exploration Co. (a)(d)	3,749	25,418
Murphy Oil Corp.	3,092	182,459
Newfield Exploration Co. (a)	1,436	51,868
Noble Energy, Inc.	906	53,889
Occidental Petroleum Corp.	1,100	73,821
Spectra Energy Corp. (d)	9,778	156,937
Tesoro Corp.	8,090	137,045
Valero Energy Corp.	970	21,699
World Fuel Services Corp. (d)	3,524	149,559
XTO Energy, Inc.	4,115	175,999
		10,240,204
TOTAL ENERGY		10,901,156
FINANCIALS - 22.3%
Capital Markets - 4.3%
Apollo Investment Corp.	30,653	168,898
Bank of New York Mellon Corp.	18,095	502,679
Goldman Sachs Group, Inc.	7,788	1,125,911
Knight Capital Group, Inc. Class A (a)(d)	6,000	103,260
Morgan Stanley (d)	15,423	467,625
optionsXpress Holdings, Inc. (d)	4,000	68,360
Raymond James Financial, Inc. (d)	2,684	42,676
State Street Corp. (d)	7,906	367,234
TD Ameritrade Holding Corp. (a)(d)	5,600	95,424
		2,942,067
Commercial Banks - 4.9%
Bank of Hawaii Corp. (d)	2,387	89,345
BB&T Corp.	17,523	392,866
PNC Financial Services Group, Inc.	9,167	417,557
Prosperity Bancshares, Inc. (d)	4,042	113,419
Regions Financial Corp.	10,500	43,995
U.S. Bancorp, Delaware	30,541	586,387
Wells Fargo & Co.	66,925	1,706,588
		3,350,157
Consumer Finance - 0.3%
American Express Co. (d)	6,768	168,185
Capital One Financial Corp.	572	13,980
		182,165
Diversified Financial Services - 5.7%
Bank of America Corp.	99,975	1,126,718
Citigroup, Inc. (d)	87,018	323,707
JPMorgan Chase & Co. (d)	58,211	2,147,986
Moody's Corp.	3,225	88,333
NYSE Euronext	1,600	48,000
The NASDAQ Stock Market, Inc. (a)	10,071	212,599
		3,947,343

	Shares	Value
Insurance - 4.6%
ACE Ltd.	3,085	$ 135,709
AFLAC, Inc. (d)	4,835	171,643
Allied World Assurance Co. Holdings Ltd.	3,235	122,121
Allstate Corp.	4,878	125,511
American Financial Group, Inc.	12,273	262,888
Aon Corp. (d)	1,582	56,952
Aspen Insurance Holdings Ltd.	8,936	206,332
Axis Capital Holdings Ltd.	4,132	98,672
Hartford Financial Services Group, Inc.	2,474	35,477
Marsh & McLennan Companies, Inc.	2,127	40,243
MetLife, Inc.	7,315	230,423
PartnerRe Ltd.	2,529	165,043
Principal Financial Group, Inc.	3,685	81,807
Progressive Corp. (a)	11,740	189,366
Prudential Financial, Inc.	8,184	326,623
The Chubb Corp.	4,071	161,415
The Travelers Companies, Inc.	7,782	316,416
Transatlantic Holdings, Inc.	5,441	210,621
Unum Group (d)	14,480	247,753
		3,185,015
Real Estate Investment Trusts - 2.3%
Annaly Capital Management, Inc.	15,511	216,223
Brandywine Realty Trust (SBI)	9,600	71,520
CBL & Associates Properties, Inc. (d)	5,824	36,284
Developers Diversified Realty Corp.	21,000	103,110
Entertainment Properties Trust (SBI)	1,151	23,388
Equity Residential (SBI) (d)	506	12,316
HCP, Inc.	1,200	27,876
Hospitality Properties Trust (SBI) (d)	19,335	270,110
HRPT Properties Trust (SBI)	64,914	308,342
Kilroy Realty Corp. (d)	5,977	127,250
ProLogis Trust (d)	10,819	91,853
Public Storage	1,055	70,274
SL Green Realty Corp. (d)	5,784	132,454
The Macerich Co.	2,139	36,106
Vornado Realty Trust (d)	804	37,515
		1,564,621
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	9,346	119,909
New York Community Bancorp, Inc.	5,292	58,530
		178,439
TOTAL FINANCIALS		15,349,807
HEALTH CARE - 13.3%
Biotechnology - 1.0%
Amgen, Inc. (a)	14,292	713,742
Health Care Equipment & Supplies - 0.8%
American Medical Systems Holdings, Inc. (a)	4,537	68,826
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	32,274	$ 303,376
Covidien Ltd.	5,302	189,387
		561,589
Health Care Providers & Services - 2.6%
CIGNA Corp.	2,855	63,295
Health Management Associates, Inc. Class A (a)(d)	24,509	142,397
HealthSouth Corp. (a)(d)	21,375	253,080
Lincare Holdings, Inc. (a)(d)	3,812	83,025
Omnicare, Inc.	8,300	224,349
Quest Diagnostics, Inc. (d)	3,127	163,292
UnitedHealth Group, Inc.	16,074	427,568
WellPoint, Inc. (a)	9,309	433,520
		1,790,526
Pharmaceuticals - 8.9%
Eli Lilly & Co.	16,150	558,306
Forest Laboratories, Inc. (a)	7,194	170,426
Johnson & Johnson	32,710	1,804,284
King Pharmaceuticals, Inc. (a)(d)	21,573	204,081
Merck & Co., Inc. (d)	23,755	655,163
Pfizer, Inc.	113,350	1,721,787
Watson Pharmaceuticals, Inc. (a)(d)	2,119	64,100
Wyeth	20,840	934,882
		6,113,029
TOTAL HEALTH CARE		9,178,886
INDUSTRIALS - 7.0%
Aerospace & Defense - 2.1%
General Dynamics Corp.	3,215	182,934
L-3 Communications Holdings, Inc. (d)	3,042	223,617
Lockheed Martin Corp.	1,200	100,356
Northrop Grumman Corp.	6,732	320,578
Raytheon Co.	9,042	403,725
United Technologies Corp. (d)	4,624	243,269
		1,474,479
Air Freight & Logistics - 0.2%
FedEx Corp. (d)	2,939	162,909
Airlines - 0.0%
Delta Air Lines, Inc. (a)	2,511	14,589
Building Products - 0.1%
Masco Corp.	3,307	34,261
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	1,132	25,798
Waste Management, Inc.	2,078	57,332
		83,130
Electrical Equipment - 0.3%
Cooper Industries Ltd. Class A	2,500	82,050

	Shares	Value
General Cable Corp. (a)	1,028	$ 39,311
Thomas & Betts Corp. (a)(d)	1,624	49,824
		171,185
Industrial Conglomerates - 3.3%
General Electric Co.	169,513	2,285,035
Machinery - 0.4%
AGCO Corp. (a)	1,100	31,746
Briggs & Stratton Corp.	3,958	60,162
Gardner Denver, Inc. (a)	5,398	152,979
Illinois Tool Works, Inc. (d)	715	23,087
		267,974
Road & Rail - 0.5%
CSX Corp.	4,589	145,747
Norfolk Southern Corp. (d)	4,278	159,142
		304,889
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	3,821	18,150
TOTAL INDUSTRIALS		4,816,601
INFORMATION TECHNOLOGY - 4.6%
Communications Equipment - 0.7%
3Com Corp. (a)	24,293	104,946
Cisco Systems, Inc. (a)	17,500	323,750
Harris Stratex Networks, Inc. Class A (a)(d)	865	4,126
Motorola, Inc. (d)	8,959	54,292
		487,114
Computers & Peripherals - 0.8%
EMC Corp. (a)	1,460	17,155
International Business Machines Corp. (d)	1,041	110,637
QLogic Corp. (a)	3,029	41,346
Teradata Corp. (a)	16,011	345,838
		514,976
Electronic Equipment & Components - 0.7%
Ingram Micro, Inc. Class A (a)	14,653	242,068
Tech Data Corp. (a)	7,000	224,140
		466,208
IT Services - 0.6%
Alliance Data Systems Corp. (a)(d)	923	37,382
Broadridge Financial Solutions, Inc. (d)	4,243	70,264
Lender Processing Services, Inc.	4,569	132,729
Wright Express Corp. (a)	6,714	166,977
		407,352
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	10,617	166,899
Intersil Corp. Class A	14,889	182,390
Marvell Technology Group Ltd. (a)	24,910	284,721
Skyworks Solutions, Inc. (a)(d)	9,777	93,175
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc. (d)	6,771	$ 131,357
Xilinx, Inc. (d)	12,617	261,677
		1,120,219
Software - 0.2%
Symantec Corp. (a)(d)	10,177	158,659
TOTAL INFORMATION TECHNOLOGY		3,154,528
MATERIALS - 3.7%
Chemicals - 1.7%
Celanese Corp. Class A	11,925	244,582
CF Industries Holdings, Inc.	3,300	256,212
Dow Chemical Co.	18,590	328,671
E.I. du Pont de Nemours & Co.	6,246	177,824
Sigma Aldrich Corp. (d)	3,100	150,226
		1,157,515
Containers & Packaging - 1.0%
Crown Holdings, Inc. (a)	3,900	91,650
Pactiv Corp. (a)	17,532	392,717
Rock-Tenn Co. Class A	4,396	168,718
		653,085
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	4,865	264,802
Nucor Corp.	971	42,637
		307,439
Paper & Forest Products - 0.6%
International Paper Co. (d)	30,595	439,650
TOTAL MATERIALS		2,557,689
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.2%
AT&T, Inc.	93,557	2,319,278
CenturyTel, Inc. (d)	8,411	259,479
Embarq Corp.	7,404	311,116
Frontier Communications Corp.	768	5,591
Verizon Communications, Inc.	46,009	1,346,223
		4,241,687
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)(d)	70,453	362,833
TOTAL TELECOMMUNICATION SERVICES		4,604,520

	Shares	Value
UTILITIES - 5.6%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	4,165	$ 109,706
DPL, Inc.	8,212	178,693
Duke Energy Corp. (d)	19,585	277,128
Edison International	1,983	57,983
Exelon Corp.	4,689	225,119
FPL Group, Inc. (d)	7,229	408,655
Progress Energy, Inc. (d)	3,166	112,425
Southern Co. (d)	11,508	326,942
		1,696,651
Gas Utilities - 0.1%
Energen Corp.	2,090	77,790
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	8,332	83,237
Mirant Corp. (a)	11,931	186,243
NRG Energy, Inc. (a)	8,215	184,838
		454,318
Multi-Utilities - 2.3%
CMS Energy Corp.	11,729	133,007
Dominion Resources, Inc.	13,007	413,493
NiSource, Inc.	3,148	33,652
PG&E Corp. (d)	6,277	230,429
Public Service Enterprise Group, Inc.	4,088	130,285
Sempra Energy	11,251	513,946
Xcel Energy, Inc. (d)	7,576	129,928
		1,584,740
TOTAL UTILITIES		3,813,499
TOTAL COMMON STOCKS (Cost $71,872,731)		66,771,200
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.29% to 0.49% 7/30/09 to 5/6/10 (e) (Cost $319,246)	$ 320,000	319,441
Money Market Funds - 21.1%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.57% (f)	1,568,860	$ 1,568,860
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	12,958,076	12,958,076
TOTAL MONEY MARKET FUNDS (Cost $14,526,936)		14,526,936
TOTAL INVESTMENT PORTFOLIO - 118.5% (Cost $86,718,913)	81,617,577
NET OTHER ASSETS - (18.5)%	(12,763,311)
NET ASSETS - 100%	$ 68,854,266
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
44 CME E-mini S&P 500 Index Contracts	June 2009	$ 2,019,820	$ 87,607

The face value of futures purchased as a percentage of net assets - 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $319,441.
(f) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 45,117
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 81,617,577	$ 81,298,136	$ 319,441	$ -
Other Financial Instruments*	$ 87,607	$ 87,607	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $86,780,067. Net unrealized depreciation aggregated $5,162,490, of which $5,226,188 related to appreciated investment securities and $10,388,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap
Enhanced Index Fund

May 31, 2009

1.870938.101

MCE-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.5%
Autoliv, Inc.	1,375	$ 38,198
WABCO Holdings, Inc.	3,620	61,468
		99,666
Automobiles - 0.5%
Ford Motor Co. (a)	15,442	88,775
Diversified Consumer Services - 1.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,700	100,470
DeVry, Inc.	1,120	48,798
H&R Block, Inc.	5,300	77,380
ITT Educational Services, Inc. (a)	625	57,369
Service Corp. International	5,025	26,884
Weight Watchers International, Inc.	850	19,916
		330,817
Hotels, Restaurants & Leisure - 2.5%
Bally Technologies, Inc. (a)	1,700	47,600
Brinker International, Inc.	2,000	35,800
Interval Leisure Group, Inc. (a)	4,300	41,151
Panera Bread Co. Class A (a)	1,000	53,240
Starbucks Corp. (a)	2,400	34,536
Starwood Hotels & Resorts Worldwide, Inc.	2,800	68,516
Wyndham Worldwide Corp.	2,000	23,580
Yum! Brands, Inc.	5,000	173,150
		477,573
Household Durables - 1.7%
Centex Corp.	3,000	25,290
D.R. Horton, Inc.	5,710	52,589
Fortune Brands, Inc.	865	30,284
Garmin Ltd.	2,200	45,936
KB Home	2,200	33,000
Lennar Corp. Class A	4,700	44,697
NVR, Inc. (a)	75	37,118
Tempur-Pedic International, Inc.	3,900	43,017
Whirlpool Corp.	400	16,856
		328,787
Internet & Catalog Retail - 0.7%
Expedia, Inc. (a)	3,430	59,373
Liberty Media Corp. Interactive Series A (a)	12,200	71,492
		130,865
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	1,600	40,656
Polaris Industries, Inc.	790	25,098
		65,754
Media - 2.3%
Cablevision Systems Corp. - NY Group Class A	600	11,418
CBS Corp. Class B	8,500	62,730

	Shares	Value
DISH Network Corp. Class A (a)	4,600	$ 75,440
Interpublic Group of Companies, Inc. (a)	12,000	62,880
Liberty Global, Inc. Class A (a)	980	13,544
Liberty Media Corp. Entertainment Series A (a)	1,500	36,240
McGraw-Hill Companies, Inc.	3,300	99,297
Virgin Media, Inc.	8,000	69,600
		431,149
Multiline Retail - 1.7%
Big Lots, Inc. (a)	2,240	51,542
JCPenney Co., Inc.	600	15,654
Kohl's Corp. (a)	2,300	97,681
Macy's, Inc.	7,500	87,600
Nordstrom, Inc.	3,300	64,977
		317,454
Specialty Retail - 3.6%
Aeropostale, Inc. (a)	1,300	45,006
AutoZone, Inc. (a)	620	94,333
Barnes & Noble, Inc.	1,100	27,181
Bed Bath & Beyond, Inc. (a)	490	13,774
Gamestop Corp. Class A (a)	3,000	74,850
Gap, Inc.	6,330	112,991
Ross Stores, Inc.	2,430	95,159
Sherwin-Williams Co.	1,510	79,728
TJX Companies, Inc.	5,000	147,550
		690,572
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	4,400	115,588
Deckers Outdoor Corp. (a)	500	28,980
		144,568
TOTAL CONSUMER DISCRETIONARY		3,105,980
CONSUMER STAPLES - 7.0%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.)	800	35,080
Coca-Cola Enterprises, Inc.	5,000	83,300
Constellation Brands, Inc. Class A (sub. vtg.) (a)	4,380	50,633
Pepsi Bottling Group, Inc.	2,600	85,436
		254,449
Food & Staples Retailing - 0.8%
BJ's Wholesale Club, Inc. (a)	1,800	63,432
Safeway, Inc.	1,450	29,377
SUPERVALU, Inc.	3,700	61,420
		154,229
Food Products - 2.8%
Bunge Ltd.	1,400	88,578
Darling International, Inc. (a)	8,000	60,560
Dean Foods Co. (a)	3,835	72,098
H.J. Heinz Co.	3,600	131,688
Hershey Co.	2,465	86,817
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Hormel Foods Corp.	1,000	$ 34,740
McCormick & Co., Inc. (non-vtg.)	1,500	45,780
		520,261
Household Products - 0.5%
Church & Dwight Co., Inc.	1,200	60,324
Clorox Co.	510	26,744
		87,068
Personal Products - 0.6%
Avon Products, Inc.	1,805	47,941
Estee Lauder Companies, Inc. Class A	238	7,873
Herbalife Ltd.	2,050	59,881
		115,695
Tobacco - 1.0%
Lorillard, Inc.	2,000	136,660
Reynolds American, Inc.	1,350	53,960
		190,620
TOTAL CONSUMER STAPLES		1,322,322
ENERGY - 7.2%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	2,500	78,075
Diamond Offshore Drilling, Inc.	1,100	92,708
Dresser-Rand Group, Inc. (a)	2,460	68,880
ENSCO International, Inc.	2,800	108,892
FMC Technologies, Inc. (a)	1,600	66,592
Noble Corp.	1,800	61,866
Pride International, Inc. (a)	1,046	25,334
Smith International, Inc.	740	21,601
		523,948
Oil, Gas & Consumable Fuels - 4.4%
Cimarex Energy Co.	1,500	48,930
CONSOL Energy, Inc.	505	20,786
El Paso Corp.	3,150	30,713
EXCO Resources, Inc. (a)	1,500	23,085
Foundation Coal Holdings, Inc.	2,000	58,700
McMoRan Exploration Co. (a)	7,700	52,206
Murphy Oil Corp.	2,300	135,723
Noble Energy, Inc.	1,980	117,770
Range Resources Corp.	250	11,453
Southwestern Energy Co. (a)	3,000	130,410
Spectra Energy Corp.	3,000	48,150
Sunoco, Inc.	1,900	57,817
W&T Offshore, Inc.	2,400	24,480
Walter Energy, Inc.	650	21,216
World Fuel Services Corp.	1,412	59,925
		841,364
TOTAL ENERGY		1,365,312

	Shares	Value
FINANCIALS - 14.5%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	1,200	$ 36,240
Eaton Vance Corp. (non-vtg.)	2,500	67,750
Federated Investors, Inc. Class B (non-vtg.)	2,000	50,060
Knight Capital Group, Inc. Class A (a)	2,500	43,025
MF Global Ltd. (a)	4,750	28,880
Northern Trust Corp.	1,420	81,863
optionsXpress Holdings, Inc.	1,650	28,199
Raymond James Financial, Inc.	1,000	15,900
T. Rowe Price Group, Inc.	3,000	121,710
		473,627
Commercial Banks - 1.8%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	4,450	56,382
BancorpSouth, Inc.	1,092	24,286
Bank of Hawaii Corp.	1,127	42,184
Cullen/Frost Bankers, Inc.	1,000	48,950
M&T Bank Corp.	1,230	61,869
Popular, Inc.	7,500	22,050
Prosperity Bancshares, Inc.	800	22,448
Southside Bancshares, Inc.	2,620	60,050
		338,219
Consumer Finance - 0.1%
SLM Corp. (a)	4,000	26,440
Diversified Financial Services - 0.3%
The NASDAQ Stock Market, Inc. (a)	2,400	50,664
Insurance - 4.7%
Allied World Assurance Co. Holdings Ltd.	1,667	62,929
American Equity Investment Life Holding Co.	6,500	37,765
American Financial Group, Inc.	2,900	62,118
Amerisafe, Inc. (a)	1,750	28,263
Aon Corp.	800	28,800
Arch Capital Group Ltd. (a)	1,195	68,007
Aspen Insurance Holdings Ltd.	1,685	38,907
Axis Capital Holdings Ltd.	1,800	42,984
Marsh & McLennan Companies, Inc.	1,230	23,272
MBIA, Inc. (a)	6,100	39,345
PartnerRe Ltd.	1,100	71,786
Principal Financial Group, Inc.	2,800	62,160
Progressive Corp. (a)	6,170	99,522
Torchmark Corp.	1,845	74,095
Transatlantic Holdings, Inc.	1,200	46,452
Unum Group	3,650	62,452
W.R. Berkley Corp.	1,400	30,366
		879,223
Real Estate Investment Trusts - 4.4%
Alexandria Real Estate Equities, Inc.	800	28,720
AMB Property Corp. (SBI)	580	10,353
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.	7,200	$ 100,368
Boston Properties, Inc.	780	37,690
Chimera Investment Corp.	10,000	34,900
Digital Realty Trust, Inc.	750	26,828
Douglas Emmett, Inc.	5,500	51,150
Duke Realty LP	980	9,320
Equity Residential (SBI)	300	7,302
Hospitality Properties Trust (SBI)	2,705	37,789
Host Hotels & Resorts, Inc.	2,530	23,731
HRPT Properties Trust (SBI)	11,665	55,409
Kimco Realty Corp.	291	3,402
Liberty Property Trust (SBI)	1,200	27,936
MFA Mortgage Investments, Inc.	1,750	10,955
Nationwide Health Properties, Inc.	1,940	51,546
NorthStar Realty Finance Corp.	7,166	23,791
Plum Creek Timber Co., Inc.	2,000	69,300
ProLogis Trust	3,865	32,814
Public Storage	450	29,975
Regency Centers Corp.	425	15,143
SL Green Realty Corp.	2,800	64,120
The Macerich Co.	2,800	47,264
Vornado Realty Trust	772	36,022
		835,828
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	6,350	81,471
New York Community Bancorp, Inc.	5,000	55,300
		136,771
TOTAL FINANCIALS		2,740,772
HEALTH CARE - 9.6%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	870	45,057
Cubist Pharmaceuticals, Inc. (a)	2,645	45,124
Martek Biosciences	1,850	39,202
OSI Pharmaceuticals, Inc. (a)	1,000	33,800
		163,183
Health Care Equipment & Supplies - 2.8%
American Medical Systems Holdings, Inc. (a)	3,800	57,646
C.R. Bard, Inc.	1,250	89,363
Edwards Lifesciences Corp. (a)	1,200	76,608
Kinetic Concepts, Inc. (a)	2,475	64,177
Masimo Corp. (a)	1,275	30,524
St. Jude Medical, Inc. (a)	3,300	128,766
Varian Medical Systems, Inc. (a)	2,350	84,036
		531,120
Health Care Providers & Services - 3.0%
AMERIGROUP Corp. (a)	1,340	38,672
AmerisourceBergen Corp.	2,610	96,831

	Shares	Value
Express Scripts, Inc. (a)	2,100	$ 134,505
Genoptix, Inc. (a)	1,000	29,080
Laboratory Corp. of America Holdings (a)	1,490	90,830
Lincare Holdings, Inc. (a)	2,575	56,084
Owens & Minor, Inc.	800	28,048
Quest Diagnostics, Inc.	2,000	104,440
		578,490
Life Sciences Tools & Services - 1.3%
Dionex Corp. (a)	800	45,088
Life Technologies Corp. (a)	2,530	98,113
Mettler-Toledo International, Inc. (a)	615	43,782
Millipore Corp. (a)	950	59,746
		246,729
Pharmaceuticals - 1.6%
Allergan, Inc.	3,300	145,629
Endo Pharmaceuticals Holdings, Inc. (a)	4,000	63,720
Forest Laboratories, Inc. (a)	1,800	42,642
Warner Chilcott Ltd. (a)	3,400	44,744
		296,735
TOTAL HEALTH CARE		1,816,257
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.5%
ITT Corp.	2,150	88,537
L-3 Communications Holdings, Inc.	1,580	116,146
Precision Castparts Corp.	500	41,285
Rockwell Collins, Inc.	360	15,271
TransDigm Group, Inc. (a)	750	29,415
		290,654
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	1,700	86,394
Expeditors International of Washington, Inc.	2,820	92,524
		178,918
Airlines - 0.5%
Republic Airways Holdings, Inc. (a)	4,000	23,440
Southwest Airlines Co.	9,170	61,806
		85,246
Building Products - 0.4%
Masco Corp.	8,000	82,880
Commercial Services & Supplies - 1.8%
Avery Dennison Corp.	2,000	55,120
Covanta Holding Corp. (a)	3,324	50,226
Deluxe Corp.	1,700	24,038
Herman Miller, Inc.	1,800	25,614
Pitney Bowes, Inc.	2,750	62,920
R.R. Donnelley & Sons Co.	1,980	26,690
Republic Services, Inc.	800	18,232
Stericycle, Inc. (a)	1,375	68,723
		331,563
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.4%
EMCOR Group, Inc. (a)	2,220	$ 49,883
Fluor Corp.	2,050	96,309
Foster Wheeler AG (a)	1,200	31,824
Jacobs Engineering Group, Inc. (a)	1,200	51,480
KBR, Inc.	579	10,665
MasTec, Inc. (a)	2,000	25,900
		266,061
Electrical Equipment - 0.7%
Cooper Industries Ltd. Class A	1,490	48,902
Hubbell, Inc. Class B	670	22,251
Roper Industries, Inc.	870	37,393
Thomas & Betts Corp. (a)	990	30,373
		138,919
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	3,000	65,910
Machinery - 2.7%
Cummins, Inc.	390	12,648
Dover Corp.	1,660	52,190
Eaton Corp.	820	35,670
Flowserve Corp.	950	69,892
Gardner Denver, Inc. (a)	2,250	63,765
Joy Global, Inc.	2,700	93,069
Manitowoc Co., Inc.	3,700	24,124
Oshkosh Co.	6,000	71,220
Pall Corp.	1,750	44,940
SPX Corp.	1,000	45,910
		513,428
Professional Services - 0.6%
FTI Consulting, Inc. (a)	400	20,088
IHS, Inc. Class A (a)	1,000	48,000
Manpower, Inc.	1,250	53,138
		121,226
Road & Rail - 0.2%
CSX Corp.	920	29,219
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	2,500	36,250
W.W. Grainger, Inc.	500	39,415
		75,665
TOTAL INDUSTRIALS		2,179,689
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 1.7%
Harris Corp.	2,200	68,376
Harris Stratex Networks, Inc. Class A (a)	546	2,604
Juniper Networks, Inc. (a)	6,200	153,326
Starent Networks Corp. (a)	1,000	21,130
Tellabs, Inc. (a)	13,000	72,150
		317,586

	Shares	Value
Computers & Peripherals - 1.8%
Lexmark International, Inc. Class A (a)	2,300	$ 37,582
NetApp, Inc. (a)	4,400	85,800
Sun Microsystems, Inc. (a)	5,000	45,000
Teradata Corp. (a)	3,300	71,280
Western Digital Corp. (a)	4,000	99,400
		339,062
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	1,945	35,457
Avnet, Inc. (a)	2,500	57,525
		92,982
IT Services - 3.4%
Affiliated Computer Services, Inc. Class A (a)	1,300	58,422
Alliance Data Systems Corp. (a)	1,500	60,750
Computer Sciences Corp. (a)	1,960	83,222
Fidelity National Information Services, Inc.	3,100	59,706
Fiserv, Inc. (a)	2,030	85,991
Hewitt Associates, Inc. Class A (a)	1,700	49,300
MasterCard, Inc. Class A	190	33,503
Metavante Technologies, Inc. (a)	2,700	69,255
Paychex, Inc.	900	24,633
SAIC, Inc. (a)	3,300	57,651
Syntel, Inc.	1,900	54,587
		637,020
Office Electronics - 0.1%
Xerox Corp.	4,190	28,492
Semiconductors & Semiconductor Equipment - 4.9%
Altera Corp.	5,300	90,206
Analog Devices, Inc.	4,250	103,743
Broadcom Corp. Class A (a)	5,400	137,592
Cree, Inc. (a)	2,000	60,860
Integrated Device Technology, Inc. (a)	2,815	15,848
Intersil Corp. Class A	3,000	36,750
Linear Technology Corp.	1,845	43,191
Marvell Technology Group Ltd. (a)	8,200	93,726
Microchip Technology, Inc.	3,000	64,710
Micron Technology, Inc. (a)	9,500	48,070
National Semiconductor Corp.	2,635	36,574
Sigma Designs, Inc. (a)	2,500	38,650
Skyworks Solutions, Inc. (a)	6,000	57,180
Xilinx, Inc.	4,770	98,930
		926,030
Software - 3.4%
Activision Blizzard, Inc. (a)	2,000	24,160
Autodesk, Inc. (a)	1,849	39,680
BMC Software, Inc. (a)	2,300	78,430
CA, Inc.	5,570	97,197
Cadence Design Systems, Inc. (a)	3,640	20,566
Compuware Corp. (a)	8,000	61,040
Intuit, Inc. (a)	1,810	49,268
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Jack Henry & Associates, Inc.	2,210	$ 40,598
Red Hat, Inc. (a)	3,400	67,830
Salesforce.com, Inc. (a)	1,625	61,669
Sybase, Inc. (a)	900	29,277
Synopsys, Inc. (a)	2,800	54,544
TIBCO Software, Inc. (a)	4,500	29,835
		654,094
TOTAL INFORMATION TECHNOLOGY		2,995,266
MATERIALS - 4.3%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	420	27,208
Celanese Corp. Class A	1,150	23,587
FMC Corp.	1,125	61,144
Sigma Aldrich Corp.	2,100	101,766
Terra Industries, Inc.	2,200	61,138
The Scotts Miracle-Gro Co. Class A	1,930	66,199
		341,042
Containers & Packaging - 2.1%
Ball Corp.	1,900	75,620
Bemis Co., Inc.	1,900	47,671
Crown Holdings, Inc. (a)	2,600	61,100
Owens-Illinois, Inc. (a)	2,220	63,559
Pactiv Corp. (a)	3,100	69,440
Rock-Tenn Co. Class A	1,545	59,297
Sonoco Products Co.	1,226	29,865
		406,552
Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	1,200	45,588
Paper & Forest Products - 0.2%
International Paper Co.	1,000	14,370
Weyerhaeuser Co.	425	14,272
		28,642
TOTAL MATERIALS		821,824
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
CenturyTel, Inc.	2,000	61,700
Cincinnati Bell, Inc. (a)	14,630	40,818
Embarq Corp.	2,000	84,040

	Shares	Value
Qwest Communications International, Inc.	17,270	$ 75,297
Windstream Corp.	9,000	75,690
		337,545
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	4,300	137,041
NII Holdings, Inc. (a)	2,400	49,104
U.S. Cellular Corp. (a)	700	29,071
		215,216
TOTAL TELECOMMUNICATION SERVICES		552,761
UTILITIES - 7.1%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	3,640	95,878
DPL, Inc.	2,410	52,442
Edison International	1,800	52,632
IDACORP, Inc.	1,600	37,232
NV Energy, Inc.	3,400	34,000
Pepco Holdings, Inc.	1,720	22,326
PPL Corp.	870	28,249
Progress Energy, Inc.	870	30,894
		353,653
Gas Utilities - 0.6%
Energen Corp.	840	31,265
National Fuel Gas Co. New Jersey	1,100	36,883
UGI Corp.	1,700	40,987
		109,135
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	10,200	101,898
Constellation Energy Group, Inc.	630	17,186
Mirant Corp. (a)	5,120	79,923
NRG Energy, Inc. (a)	4,000	90,000
		289,007
Multi-Utilities - 3.1%
Alliant Energy Corp.	2,190	51,969
CenterPoint Energy, Inc.	6,350	64,262
CMS Energy Corp.	4,250	48,195
Consolidated Edison, Inc.	2,470	87,586
DTE Energy Co.	2,400	72,600
PG&E Corp.	2,200	80,762
Sempra Energy	2,435	111,231
TECO Energy, Inc.	3,200	35,904
Xcel Energy, Inc.	2,750	47,163
		599,672
TOTAL UTILITIES		1,351,467
TOTAL COMMON STOCKS (Cost $19,685,697)		18,251,650
U.S. Treasury Obligations - 0.6%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.52% 11/19/09 to 5/6/10 (b) (Cost $109,662)	$ 110,000	$ 109,712
Money Market Funds - 2.9%
Shares
Dreyfus Cash Management Institutional Shares, 0.57% (c) (Cost $545,854)	545,854	545,854
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $20,341,213)	18,907,216
NET OTHER ASSETS - 0.2%	37,924
NET ASSETS - 100%	$ 18,945,140
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
11 CME E-mini S&P Midcap 400 Index Contracts	June 2009	$ 632,500	$ 7,356

The face value of futures purchased as a percentage of net assets - 3.3%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $109,712.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,907,216	$ 18,797,504	$ 109,712	$ -
Other Financial Instruments*	$ 7,356	$ 7,356	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $20,394,472. Net unrealized depreciation aggregated $1,487,256, of which $1,772,851 related to appreciated investment securities and $3,260,107 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

May 31, 2009

1.850082.102

CEI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.2%
Ford Motor Co. (a)	340,000	$ 1,955,000
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)(e)	63,048	3,726,137
Hotels, Restaurants & Leisure - 2.2%
Choice Hotels International, Inc. (e)	61,391	1,675,360
McDonald's Corp.	205,088	12,098,141
The Cheesecake Factory, Inc. (a)	80,000	1,368,800
WMS Industries, Inc. (a)(e)	106,997	3,795,184
Yum! Brands, Inc.	60,000	2,077,800
		21,015,285
Household Durables - 0.1%
Tempur-Pedic International, Inc.	115,000	1,268,450
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (e)	41,281	3,219,505
Media - 2.2%
Comcast Corp. Class A	357,561	4,923,615
DISH Network Corp. Class A (a)	176,687	2,897,667
News Corp. Class A	205,094	2,005,819
The Walt Disney Co.	199,511	4,832,156
Time Warner Cable, Inc.	43,601	1,342,475
Time Warner, Inc.	173,703	4,068,124
Viacom, Inc. Class B (non-vtg.) (a)	57,893	1,283,488
		21,353,344
Multiline Retail - 0.9%
Macy's, Inc.	448,169	5,234,614
Target Corp. (e)	90,092	3,540,616
		8,775,230
Specialty Retail - 2.4%
AutoZone, Inc. (a)(e)	6,341	964,783
Foot Locker, Inc.	313,747	3,485,729
Gamestop Corp. Class A (a)	61,545	1,535,548
Gap, Inc.	130,809	2,334,941
Home Depot, Inc.	202,999	4,701,457
Lowe's Companies, Inc.	91,813	1,745,365
Office Depot, Inc. (a)	375,000	1,747,500
RadioShack Corp.	143,545	1,929,245
Rent-A-Center, Inc. (a)	194,061	3,790,011
The Buckle, Inc. (e)	39,272	1,405,152
		23,639,731
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	29,897	1,705,624
TOTAL CONSUMER DISCRETIONARY		86,658,306
CONSUMER STAPLES - 11.9%
Beverages - 2.9%
Coca-Cola Enterprises, Inc.	245,041	4,082,383
Dr Pepper Snapple Group, Inc. (a)	212,778	4,623,666

	Shares	Value
PepsiCo, Inc.	172,353	$ 8,970,974
The Coca-Cola Co.	207,809	10,215,890
		27,892,913
Food & Staples Retailing - 3.0%
BJ's Wholesale Club, Inc. (a)	127,891	4,506,879
Costco Wholesale Corp.	7,788	377,874
CVS Caremark Corp.	172,590	5,143,182
Kroger Co. (e)	136,306	3,107,777
SUPERVALU, Inc.	37,443	621,554
Wal-Mart Stores, Inc.	283,245	14,088,606
Walgreen Co.	42,298	1,260,057
		29,105,929
Food Products - 1.5%
Archer Daniels Midland Co. (e)	171,502	4,719,735
Bunge Ltd. (e)	14,863	940,382
Dean Foods Co. (a)	106,493	2,002,068
General Mills, Inc. (e)	38,996	1,995,815
H.J. Heinz Co.	22,969	840,206
Hershey Co.	64,188	2,260,701
Kraft Foods, Inc. Class A	81,560	2,129,532
		14,888,439
Household Products - 2.8%
Colgate-Palmolive Co. (e)	85,313	5,626,392
Kimberly-Clark Corp.	49,509	2,569,022
Procter & Gamble Co.	372,935	19,370,244
		27,565,658
Tobacco - 1.7%
Altria Group, Inc.	342,219	5,848,523
Lorillard, Inc.	28,338	1,936,336
Philip Morris International, Inc.	215,370	9,183,377
		16,968,236
TOTAL CONSUMER STAPLES		116,421,175
ENERGY - 12.7%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	137,095	4,281,477
ENSCO International, Inc.	90,344	3,513,478
Halliburton Co.	21,887	501,869
National Oilwell Varco, Inc. (a)(e)	99,436	3,840,218
Schlumberger Ltd. (NY Shares)	166,587	9,533,774
Transocean Ltd. (a)(e)	30,118	2,393,779
		24,064,595
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	69,310	3,311,632
Apache Corp. (e)	39,585	3,335,432
Chevron Corp.	271,946	18,130,640
ConocoPhillips	199,700	9,154,248
Devon Energy Corp.	52,672	3,330,977
EOG Resources, Inc.	5,006	366,389
Exxon Mobil Corp.	647,579	44,909,606
Hess Corp.	30,975	2,062,625
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	37,616	$ 1,199,198
McMoRan Exploration Co. (a)(e)	78,433	531,776
Murphy Oil Corp.	46,917	2,768,572
Noble Energy, Inc.	12,786	760,511
Occidental Petroleum Corp.	124,009	8,322,244
Spectra Energy Corp. (e)	63,082	1,012,466
XTO Energy, Inc.	20,000	855,400
		100,051,716
TOTAL ENERGY		124,116,311
FINANCIALS - 12.5%
Capital Markets - 3.1%
Apollo Investment Corp.	145,430	801,319
Bank of New York Mellon Corp.	114,607	3,183,782
Charles Schwab Corp.	40,767	717,499
Goldman Sachs Group, Inc.	70,430	10,182,065
Knight Capital Group, Inc. Class A (a)(e)	86,659	1,491,401
Morgan Stanley (e)	124,209	3,766,017
Northern Trust Corp.	26,333	1,518,097
optionsXpress Holdings, Inc. (e)	60,000	1,025,400
Raymond James Financial, Inc. (e)	51,541	819,502
State Street Corp. (e)	105,782	4,913,574
TD Ameritrade Holding Corp. (a)(e)	87,281	1,487,268
		29,905,924
Commercial Banks - 2.5%
BB&T Corp.	118,072	2,647,174
PNC Financial Services Group, Inc.	74,126	3,376,439
Prosperity Bancshares, Inc. (e)	80,975	2,272,159
U.S. Bancorp, Delaware	179,079	3,438,317
Wells Fargo & Co.	511,028	13,031,214
		24,765,303
Consumer Finance - 0.5%
American Express Co. (e)	199,025	4,945,771
Diversified Financial Services - 3.1%
Bank of America Corp.	756,408	8,524,718
Citigroup, Inc. (e)	623,820	2,320,610
CME Group, Inc.	3,682	1,184,278
JPMorgan Chase & Co. (e)	453,791	16,744,888
The NASDAQ Stock Market, Inc. (a)	80,320	1,695,555
		30,470,049
Insurance - 2.3%
ACE Ltd.	74,703	3,286,185
AFLAC, Inc. (e)	162,133	5,755,722
American Financial Group, Inc.	95,000	2,034,900
Aspen Insurance Holdings Ltd.	96,506	2,228,324
Hartford Financial Services Group, Inc.	31,262	448,297
MetLife, Inc.	125,670	3,958,605
Prudential Financial, Inc.	30,852	1,231,303
The Chubb Corp.	20,554	814,966

	Shares	Value
The Travelers Companies, Inc.	33,581	$ 1,365,403
Transatlantic Holdings, Inc.	40,247	1,557,961
		22,681,666
Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	97,969	1,365,688
Brandywine Realty Trust (SBI)	119,510	890,350
Developers Diversified Realty Corp.	265,000	1,301,150
Hospitality Properties Trust (SBI) (e)	72,797	1,016,974
HRPT Properties Trust (SBI)	310,601	1,475,355
ProLogis Trust (e)	181,052	1,537,131
Simon Property Group, Inc.	9,445	505,024
SL Green Realty Corp. (e)	48,659	1,114,291
Vornado Realty Trust (e)	238	11,105
		9,217,068
TOTAL FINANCIALS		121,985,781
HEALTH CARE - 14.5%
Biotechnology - 1.7%
Amgen, Inc. (a)	111,489	5,567,761
Biogen Idec, Inc. (a)(e)	72,848	3,772,798
Celgene Corp. (a)	9,796	413,783
Gilead Sciences, Inc. (a)	125,973	5,429,436
Isis Pharmaceuticals, Inc. (a)(e)	118,957	1,641,607
		16,825,385
Health Care Equipment & Supplies - 1.7%
American Medical Systems Holdings, Inc. (a)	63,984	970,637
Baxter International, Inc.	75,688	3,874,469
Becton, Dickinson & Co.	11,300	764,784
Boston Scientific Corp. (a)(e)	495,714	4,659,712
Covidien Ltd.	30,848	1,101,891
Kinetic Concepts, Inc. (a)(e)	37,038	960,395
Medtronic, Inc.	94,251	3,237,522
Varian Medical Systems, Inc. (a)(e)	24,426	873,474
		16,442,884
Health Care Providers & Services - 2.3%
Aetna, Inc.	43,446	1,163,484
CIGNA Corp.	54,962	1,218,508
Express Scripts, Inc. (a)(e)	108,408	6,943,532
HealthSouth Corp. (a)(e)	150,164	1,777,942
LifePoint Hospitals, Inc. (a)(e)	41,043	1,118,422
McKesson Corp.	14,097	580,092
Medco Health Solutions, Inc. (a)(e)	12,237	561,556
Omnicare, Inc.	90,561	2,447,864
UnitedHealth Group, Inc. (e)	127,588	3,393,841
WellPoint, Inc. (a)	75,647	3,522,881
		22,728,122
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (a)(e)	26,960	1,919,282
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc. (a)	57,544	$ 2,239,037
Waters Corp. (a)	22,218	962,484
		5,120,803
Pharmaceuticals - 8.3%
Abbott Laboratories	237,730	10,712,114
Bristol-Myers Squibb Co.	239,522	4,771,278
Eli Lilly & Co.	231,113	7,989,576
Forest Laboratories, Inc. (a)	78,000	1,847,820
Johnson & Johnson	358,068	19,751,031
Merck & Co., Inc. (e)	251,104	6,925,448
Pfizer, Inc.	904,678	13,742,059
Schering-Plough Corp.	230,082	5,614,001
Watson Pharmaceuticals, Inc. (a)(e)	57,932	1,752,443
Wyeth	173,021	7,761,722
		80,867,492
TOTAL HEALTH CARE		141,984,686
INDUSTRIALS - 8.7%
Aerospace & Defense - 3.7%
General Dynamics Corp.	92,712	5,275,313
Honeywell International, Inc. (e)	170,445	5,651,956
ITT Corp.	26,058	1,073,068
L-3 Communications Holdings, Inc. (e)	49,656	3,650,213
Lockheed Martin Corp.	40,171	3,359,501
Northrop Grumman Corp.	67,064	3,193,588
Raytheon Co.	115,205	5,143,903
The Boeing Co. (e)	55,776	2,501,554
United Technologies Corp. (e)	124,171	6,532,636
		36,381,732
Air Freight & Logistics - 0.5%
FedEx Corp. (e)	18,987	1,052,449
United Parcel Service, Inc. Class B (e)	84,544	4,323,580
		5,376,029
Electrical Equipment - 0.4%
Emerson Electric Co.	117,449	3,768,938
Industrial Conglomerates - 2.2%
3M Co.	61,170	3,492,807
General Electric Co.	1,333,390	17,974,097
		21,466,904
Machinery - 0.7%
Caterpillar, Inc.	4,527	160,527
Deere & Co.	18,136	788,372
Flowserve Corp. (e)	34,292	2,522,862
Gardner Denver, Inc. (a)	55,605	1,575,846
Joy Global, Inc.	65,313	2,251,339
		7,298,946

	Shares	Value
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	20,327	$ 1,472,488
CSX Corp.	112,805	3,582,687
Norfolk Southern Corp. (e)	87,251	3,245,737
Union Pacific Corp.	60,040	2,958,171
		11,259,083
TOTAL INDUSTRIALS		85,551,632
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.8%
3Com Corp. (a)	35,180	151,978
Arris Group, Inc. (a)	179,881	2,180,158
Cisco Systems, Inc. (a)	951,376	17,600,456
Corning, Inc.	87,000	1,278,900
Harris Stratex Networks, Inc. Class A (a)(e)	12,568	59,949
QUALCOMM, Inc.	134,687	5,871,006
		27,142,447
Computers & Peripherals - 6.0%
Apple, Inc. (a)	130,384	17,707,451
Dell, Inc. (a)	181,488	2,101,631
EMC Corp. (a)	120,783	1,419,200
Hewlett-Packard Co.	376,059	12,917,627
International Business Machines Corp. (e)	196,636	20,898,474
Teradata Corp. (a)	184,994	3,995,870
		59,040,253
Electronic Equipment & Components - 0.3%
Tech Data Corp. (a)	92,000	2,945,840
Internet Software & Services - 1.4%
eBay, Inc. (a)(e)	132,573	2,335,936
Google, Inc. Class A (sub. vtg.) (a)	27,133	11,320,702
		13,656,638
IT Services - 1.8%
Accenture Ltd. Class A	60,238	1,802,923
Alliance Data Systems Corp. (a)(e)	54,861	2,221,871
Automatic Data Processing, Inc.	47,664	1,811,709
Broadridge Financial Solutions, Inc.	180,141	2,983,135
MasterCard, Inc. Class A (e)	12,543	2,211,707
The Western Union Co. (e)	223,564	3,941,433
Wright Express Corp. (a)	94,679	2,354,667
		17,327,445
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	679,298	10,678,565
Intersil Corp. Class A	244,994	3,001,177
Marvell Technology Group Ltd. (a)	102,982	1,177,084
Skyworks Solutions, Inc. (a)(e)	226,841	2,161,795
Texas Instruments, Inc. (e)	231,855	4,497,987
Xilinx, Inc. (e)	75,000	1,555,500
		23,072,108
Software - 4.0%
Adobe Systems, Inc. (a)(e)	66,216	1,865,967
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CA, Inc.	140,747	$ 2,456,035
Microsoft Corp.	966,580	20,191,856
Oracle Corp.	684,773	13,414,703
Symantec Corp. (a)(e)	105,385	1,642,952
		39,571,513
TOTAL INFORMATION TECHNOLOGY		182,756,244
MATERIALS - 3.8%
Chemicals - 1.5%
Celanese Corp. Class A	101,869	2,089,333
CF Industries Holdings, Inc.	25,063	1,945,891
Dow Chemical Co.	179,241	3,168,981
E.I. du Pont de Nemours & Co.	7,652	217,852
Monsanto Co.	44,766	3,677,527
Praxair, Inc.	18,000	1,317,600
Sigma Aldrich Corp.	48,000	2,326,080
		14,743,264
Containers & Packaging - 1.1%
Pactiv Corp. (a)	218,266	4,889,158
Rock-Tenn Co. Class A	50,000	1,919,000
Sealed Air Corp.	207,691	4,155,897
		10,964,055
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	81,185	4,418,900
Newmont Mining Corp.	25,000	1,221,750
Southern Copper Corp.	24,357	509,792
		6,150,442
Paper & Forest Products - 0.5%
International Paper Co. (e)	359,787	5,170,139
TOTAL MATERIALS		37,027,900
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	689,252	17,086,557
CenturyTel, Inc. (e)	113,976	3,516,160
Frontier Communications Corp.	63,191	460,030
Qwest Communications International, Inc.	600,000	2,616,000
Verizon Communications, Inc.	383,404	11,218,401
		34,897,148
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)(e)	429,733	2,213,125
TOTAL TELECOMMUNICATION SERVICES		37,110,273

	Shares	Value
UTILITIES - 3.3%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	52,336	$ 1,378,530
DPL, Inc.	164,606	3,581,827
Duke Energy Corp. (e)	53,906	762,770
Edison International	9,496	277,663
Entergy Corp.	4,415	329,447
Exelon Corp.	51,515	2,473,235
FPL Group, Inc.	49,839	2,817,399
Southern Co. (e)	51,626	1,466,695
		13,087,566
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	370,318	3,699,477
NRG Energy, Inc. (a)	106,532	2,396,970
		6,096,447
Multi-Utilities - 1.3%
Dominion Resources, Inc.	159,213	5,061,381
PG&E Corp. (e)	25,000	917,750
Public Service Enterprise Group, Inc.	93,234	2,971,368
Sempra Energy (e)	89,857	4,104,668
		13,055,167
TOTAL UTILITIES		32,239,180
TOTAL COMMON STOCKS (Cost $1,184,255,346)		965,851,488
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.53% 5/6/10 (f) (Cost $1,990,093)	$ 2,000,000	1,991,620
Money Market Funds - 19.0%
	Shares
Dreyfus Cash Management Institutional Shares, 0.57% (c)	8,493,691	8,493,691
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(d)	177,036,921	177,036,921
TOTAL MONEY MARKET FUNDS (Cost $185,530,612)		185,530,612
TOTAL INVESTMENT PORTFOLIO - 118.0% (Cost $1,371,776,051)	1,153,373,720
NET OTHER ASSETS - (18.0)%	(176,281,197)
NET ASSETS - 100%	$ 977,092,523
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
242 CME E-mini S&P 500 Index Contracts	June 2009	$ 11,109,010	$ 218,599

The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,991,620.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 320,252
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,153,373,720	$ 1,151,382,100	$ 1,991,620	$ -
Other Financial Instruments*	$ 218,599	$ 218,599	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,375,734,309. Net unrealized depreciation aggregated $222,360,589, of which $48,976,982 related to appreciated investment securities and $271,337,571 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

May 31, 2009

1.870940.101

IEI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
Australia - 6.3%
Amcor Ltd.	13,267	$ 54,559
ASX Ltd.	806	22,640
Australia & New Zealand Banking Group Ltd.	2,039	26,225
BHP Billiton Ltd.	6,990	196,417
Coca-Cola Amatil Ltd.	2,540	17,248
Commonwealth Bank of Australia	4,203	118,596
CSL Ltd.	1,685	39,786
Fosters Group Ltd.	13,957	55,111
Incitec Pivot Ltd.	10,848	23,689
Metcash Ltd.	13,213	44,537
National Australia Bank Ltd.	2,073	37,104
Newcrest Mining Ltd.	2,798	74,289
Orica Ltd.	2,500	40,790
Origin Energy Ltd.	2,975	35,449
QBE Insurance Group Ltd.	2,405	37,738
Rio Tinto Ltd.	1,057	55,604
Telstra Corp. Ltd.	8,656	21,699
Westfield Group unit	6,049	53,453
Westpac Banking Corp.	2,751	41,888
Woolworths Ltd.	3,482	71,143
TOTAL AUSTRALIA		1,067,965
Austria - 0.3%
Erste Bank AG	754	18,386
OMV AG	849	34,787
TOTAL AUSTRIA		53,173
Belgium - 1.0%
Anheuser-Busch InBev NV	858	30,266
Colruyt NV	145	34,186
Delhaize Group SA	445	32,817
Fortis rights 12/31/49 (a)	772	0
Mobistar SA	403	24,965
Solvay SA	462	42,475
TOTAL BELGIUM		164,709
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	11,000	40,846
Denmark - 0.7%
Coloplast AS Series B	300	20,793
Novo Nordisk AS Series B	1,225	63,874
Novozymes AS Series B	280	22,321
Sydbank AS (a)	550	11,827
TOTAL DENMARK		118,815
Finland - 1.2%
KCI Konecranes Oyj	1,613	38,810
Kone Oyj (B Shares)	1,420	43,339
Nokia Corp.	5,892	90,444

	Shares	Value
Outokumpu Oyj (A Shares)	712	$ 14,211
Wartsila Corp.	563	20,305
TOTAL FINLAND		207,109
France - 9.0%
Aeroports de Paris	349	25,541
Alstom SA	873	55,719
AXA SA	2,102	39,413
BNP Paribas SA	1,540	106,745
Bouygues SA	702	29,029
Carrefour SA	244	10,992
Casino Guichard Perrachon et Compagnie	332	24,308
Casino Guichard Perrachon et Compagnie rights 7/10/09 (a)	332	1,254
CNP Assurances	305	28,930
Credit Agricole SA	1,960	28,960
DANONE	302	15,094
Eutelsat Communications	1,412	35,954
France Telecom SA	3,713	91,293
GDF Suez	2,527	99,970
Gecina SA	405	33,297
Hermes International SA	399	53,669
Klepierre SA	773	19,700
L'Air Liquide SA	743	69,209
PagesJaunes Groupe SA	2,773	33,749
Safran SA	1,803	23,782
Sanofi-Aventis	2,748	175,432
Schneider Electric SA	245	18,318
Societe Generale Series A	857	50,296
Technip SA	745	36,958
Total SA Series B	4,039	233,073
Unibail-Rodamco	414	66,827
VINCI SA	1,348	65,204
Vivendi	1,454	38,487
Zodiac Aerospace	560	18,132
TOTAL FRANCE		1,529,335
Germany - 7.3%
Allianz AG (Reg.)	762	75,362
BASF AG	1,857	78,745
Bayer AG	1,938	111,047
Bilfinger Berger AG	359	17,894
Commerzbank AG	2,315	18,247
Daimler AG (Reg.)	2,028	74,449
Deutsche Bank AG	764	51,652
Deutsche Boerse AG	677	59,384
Deutsche Postbank AG	867	20,403
Deutsche Telekom AG (Reg.)	5,892	67,461
E.ON AG	2,232	79,313
K&S AG	975	72,933
Linde AG	638	53,344
Munich Re Group (Reg.)	426	60,113
RWE AG	1,160	96,907
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG	606	$ 26,270
Siemens AG (Reg.)	2,019	148,269
Thyssenkrupp AG	460	11,795
TUI AG	1,812	16,142
Volkswagen AG	97	29,517
Wacker Chemie AG	525	66,024
TOTAL GERMANY		1,235,271
Greece - 0.5%
Greek Organization of Football Prognostics SA	839	25,970
National Bank of Greece SA	898	24,547
Piraeus Bank SA	1,650	18,902
Public Power Corp. of Greece	710	16,151
TOTAL GREECE		85,570
Hong Kong - 1.9%
Bank of East Asia Ltd.	9,680	32,208
BOC Hong Kong Holdings Ltd.	17,000	27,179
CLP Holdings Ltd.	10,000	67,381
Esprit Holdings Ltd.	4,800	30,707
Hang Seng Bank Ltd.	1,000	14,405
Henderson Land Development Co. Ltd.	4,000	24,400
Hong Kong Electric Holdings Ltd.	3,500	18,806
Hong Kong Exchange & Clearing Ltd.	1,600	25,001
Hutchison Whampoa Ltd.	3,000	21,182
Sun Hung Kai Properties Ltd.	3,495	43,783
Wharf Holdings Ltd.	5,000	20,850
TOTAL HONG KONG		325,902
Ireland - 0.3%
CRH PLC	1,350	31,820
Kerry Group PLC Class A	680	16,177
TOTAL IRELAND		47,997
Italy - 3.2%
Assicurazioni Generali SpA	1,101	24,498
Banca Carige SpA	9,787	30,542
Enel SpA	11,118	66,230
ENI SpA	5,321	129,137
Finmeccanica SpA	2,949	41,727
Fondiaria-Sai SpA	1,771	29,287
Intesa Sanpaolo SpA	20,964	74,954
Mediobanca SpA	3,569	42,874
Telecom Italia SpA	19,506	27,640
UniCredit SpA	20,633	54,358
Unipol Gruppo Finanziario SpA	17,626	23,063
TOTAL ITALY		544,310
Japan - 21.2%
Aeon Mall Co. Ltd.	1,700	28,707
Asics Corp.	5,000	38,831
Astellas Pharma, Inc.	2,200	74,967

	Shares	Value
Bank of Yokohama Ltd.	6,000	$ 29,795
Canon, Inc.	1,500	49,763
Central Japan Railway Co.	10	64,018
Chiba Bank Ltd.	4,000	24,347
Chubu Electric Power Co., Inc.	1,900	42,474
Chuo Mitsui Trust Holdings, Inc.	9,000	33,308
Daito Trust Construction Co.	1,000	45,233
Daiwa Securities Group, Inc.	4,000	25,009
DeNA Co. Ltd.	8	27,454
East Japan Railway Co.	1,300	77,612
Eisai Co. Ltd.	1,000	34,383
Electric Power Development Co. Ltd.	900	25,644
FamilyMart Co. Ltd.	1,200	35,074
Fast Retailing Co. Ltd.	400	47,419
Fujifilm Holdings Corp.	1,400	40,493
Fukuoka Financial Group, Inc.	10,000	44,104
Hitachi Ltd.	12,000	39,909
Hokuhoku Financial Group, Inc.	9,000	18,891
Honda Motor Co. Ltd.	2,800	81,234
Inpex Corp.	6	48,720
Isetan Mitsukoshi Holdings Ltd.	1,400	12,568
Itochu Corp.	6,000	43,700
Japan Steel Works Ltd.	4,000	52,230
Japan Tobacco, Inc.	9	25,944
JFE Holdings, Inc.	900	30,181
JGC Corp.	2,000	33,190
Jupiter Telecommunications Co.	33	24,243
Kansai Electric Power Co., Inc.	1,900	41,460
Kao Corp.	2,700	59,608
KDDI Corp.	13	68,209
Kinden Corp.	4,000	33,038
Konami Corp.	1,800	33,173
Lawson, Inc.	700	29,092
Leopalace21 Corp.	4,700	41,384
Marubeni Corp.	5,000	22,710
Minebea Ltd.	9,000	36,694
Mitsubishi Corp.	3,200	60,976
Mitsubishi Motors Corp. of Japan (a)	33,000	52,675
Mitsubishi UFJ Financial Group, Inc.	21,700	137,689
Mitsui & Co. Ltd.	4,000	51,286
Mitsui Engineering & Shipbuilding Co.	16,000	38,612
Mitsui O.S.K. Lines Ltd.	4,000	28,513
Mizuho Financial Group, Inc.	20,000	48,085
Nidec Corp.	300	17,411
Nintendo Co. Ltd.	250	67,360
Nippon Electric Glass Co. Ltd.	3,000	28,777
Nippon Telegraph & Telephone Corp.	400	16,647
Nitori Co. Ltd.	550	33,305
Nomura Real Estate Holdings, Inc.	1,500	26,778
NTT Data Corp.	11	32,917
NTT DoCoMo, Inc.	28	41,939
Oji Paper Co. Ltd.	11,000	51,224
ORIX Corp.	380	23,888
Osaka Gas Co. Ltd.	13,000	41,322
Common Stocks - continued
	Shares	Value
Japan - continued
Panasonic Corp.	2,000	$ 28,733
Sankyo Co. Ltd. (Gunma)	900	47,699
SHIMANO, Inc.	600	21,976
Shin-Etsu Chemical Co., Ltd.	900	46,953
Sompo Japan Insurance, Inc.	3,000	21,994
Sony Corp.	2,000	52,369
Sumitomo Corp.	4,300	43,166
Sumitomo Heavy Industries Ltd.	4,000	16,767
Sumitomo Mitsui Financial Group, Inc.	1,500	58,096
Sumitomo Realty & Development Co. Ltd.	4,000	61,287
Sumitomo Trust & Banking Co. Ltd.	7,000	33,303
Suzuki Motor Corp.	2,800	62,257
Takeda Pharmaceutical Co. Ltd.	2,000	79,542
Tokio Marine Holdings, Inc.	800	23,320
Tokuyama Corp.	6,000	42,882
Tokyo Electric Power Co.	2,000	50,338
Tokyo Gas Co. Ltd.	11,000	40,484
Tokyu Land Corp.	6,000	25,127
TonenGeneral Sekiyu KK	3,000	31,453
Toshiba Corp.	7,000	26,286
Toyo Suisan Kaisha Ltd.	1,500	33,059
Toyoda Gosei Co. Ltd.	3,000	65,960
Toyota Motor Corp.	5,500	219,305
Yamada Denki Co. Ltd.	520	29,688
Yamato Kogyo Co. Ltd.	900	24,133
Yamazaki Baking Co. Ltd. (a)	4,000	41,224
TOTAL JAPAN		3,591,618
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	943	31,428
SES SA FDR (France) unit	2,688	53,727
TOTAL LUXEMBOURG		85,155
Netherlands - 2.2%
Akzo Nobel NV	372	17,407
European Aeronautic Defence and Space Co. EADS NV	1,712	27,984
ING Groep NV (Certificaten Van Aandelen)	3,530	37,488
Koninklijke Ahold NV	6,306	76,861
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen) unit	1,550	38,845
Koninklijke KPN NV	2,705	35,602
Koninklijke Philips Electronics NV	1,195	22,598
Reed Elsevier NV	2,452	29,728
Unilever NV (Certificaten Van Aandelen)	3,540	85,147
TOTAL NETHERLANDS		371,660
New Zealand - 0.1%
Sky City Entertainment Group Ltd.	7,695	14,108

	Shares	Value
Norway - 0.6%
DnB Nor ASA	4,700	$ 39,349
StatoilHydro ASA	2,800	59,150
TOTAL NORWAY		98,499
Portugal - 0.3%
Banco Espirito Santo SA (BES) (Reg.)	6,552	37,309
Portugal Telecom SGPS SA (Reg.)	2,076	18,677
TOTAL PORTUGAL		55,986
Singapore - 1.3%
ComfortDelgro Corp. Ltd.	20,000	17,944
Keppel Corp. Ltd.	7,000	35,212
SembCorp Industries Ltd.	22,000	47,693
SembCorp Marine Ltd.	29,000	62,158
Singapore Telecommunications Ltd.	11,000	23,031
Wilmar International Ltd.	8,000	27,498
TOTAL SINGAPORE		213,536
Spain - 3.9%
Banco Bilbao Vizcaya Argentaria SA	7,605	92,649
Banco Santander SA	16,253	172,722
EDP Renovaveis SA	60	638
Iberdrola SA	7,140	61,331
Mapfre SA (Reg.)	8,200	28,604
Repsol YPF SA	2,174	48,976
Telefonica SA	9,273	200,925
Vallehermoso SA	3,572	58,551
TOTAL SPAIN		664,396
Sweden - 2.2%
Alfa Laval AB	672	6,462
H&M Hennes & Mauritz AB (B Shares)	925	44,307
Nordea Bank AB	5,780	46,461
Skandinaviska Enskilda Banken AB (A Shares) (a)	8,640	38,166
SSAB Svenskt Stal AB (A Shares)	2,220	29,793
Svenska Handelsbanken AB (A Shares)	2,531	49,404
Swedish Match Co.	1,570	25,295
TELE2 AB (B Shares)	4,345	43,944
Telefonaktiebolaget LM Ericsson (B Shares)	9,061	83,964
TOTAL SWEDEN		367,796
Switzerland - 6.9%
ABB Ltd. (Reg.)	4,611	76,245
Credit Suisse Group (Reg.)	1,431	64,231
Geberit AG (Reg.)	481	59,288
Nestle SA (Reg.)	7,683	279,786
Novartis AG (Reg.)	3,349	134,027
Pargesa Holding SA	537	36,558
Roche Holding AG (participation certificate)	1,314	179,936
Sonova Holding AG	448	33,250
Straumann Holding AG	132	24,859
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sulzer AG (Reg.)	748	$ 50,376
Swiss Reinsurance Co. (Reg.)	807	26,314
Syngenta AG (Switzerland)	298	72,688
UBS AG (For. Reg.)	4,473	67,432
Zurich Financial Services AG (Reg.)	368	68,879
TOTAL SWITZERLAND		1,173,869
United Kingdom - 19.0%
Anglo American PLC (United Kingdom)	2,509	72,593
Antofagasta PLC	2,483	25,577
AstraZeneca PLC:
(United Kingdom)	429	17,912
sponsored ADR	3,360	140,179
Aviva PLC	5,824	31,633
BAE Systems PLC	12,002	66,850
Barclays PLC	15,399	74,873
BG Group PLC	6,748	124,075
BHP Billiton PLC	3,484	83,561
BP PLC	38,171	315,749
British American Tobacco PLC (United Kingdom)	4,436	121,671
British Land Co. PLC	4,669	29,537
Cable & Wireless PLC	14,975	32,778
Capita Group PLC	3,727	43,325
Centrica PLC	11,849	47,349
Compass Group PLC	11,730	68,273
Diageo PLC	1,146	15,706
Experian PLC	6,436	47,824
GlaxoSmithKline PLC	479	8,106
GlaxoSmithKline PLC sponsored ADR	5,929	199,867
HSBC Holdings PLC:
(United Kingdom) (Reg.)	19,800	179,471
sponsored ADR	2,256	102,558
Imperial Tobacco Group PLC	1,420	36,964
Land Securities Group PLC	3,006	23,782
Legal & General Group PLC	27,032	26,598
Lloyds TSB Group PLC	29,722	32,754
Lloyds TSB Group PLC rights 6/5/09 (a)	18,466	8,832
LogicaCMG PLC	28,630	34,321
National Grid PLC	5,403	52,426
NEXT PLC	1,809	42,951
Pearson PLC	2,105	22,433
Reckitt Benckiser Group PLC	1,451	63,247
Reed Elsevier PLC	7,505	60,992
Rio Tinto PLC (Reg.)	2,034	92,732
Royal Bank of Scotland Group PLC	31,851	19,812
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,752	209,881
Class B	5,262	143,655

	Shares	Value
Serco Group PLC	5,541	$ 36,305
Stagecoach Group PLC	12,557	26,699
Standard Chartered PLC (United Kingdom)	3,466	70,945
Tesco PLC	6,450	38,355
Tomkins PLC	10,511	24,167
Unilever PLC	4,002	94,513
Vodafone Group PLC	105,696	198,977
TOTAL UNITED KINGDOM		3,210,808
TOTAL COMMON STOCKS (Cost $17,441,358)		15,268,433
Government Obligations - 1.8%
Principal Amount
United States of America - 1.8%
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.52% 10/22/09 to 5/6/10 (b) (Cost $309,233)	$ 310,000	309,365
Money Market Funds - 5.5%
Shares
Dreyfus Cash Management Institutional Shares, 0.57% (c) (Cost $920,566)	920,566	920,566
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $18,671,157)	16,498,364
NET OTHER ASSETS - 2.5%	427,263
NET ASSETS - 100%	$ 16,925,627
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
25 CME E-mini MSCI EAFE Index Contracts	June 2009	$ 1,656,875	$ 116,693

The face value of futures purchased as a percentage of net assets - 9.8%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $309,365.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 16,498,364	$ 2,257,119	$ 14,241,245	$ -
Other Financial Instruments*	$ 116,693	$ 116,693	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $18,707,579. Net unrealized depreciation aggregated $2,209,215, of which $1,068,073 related to appreciated investment securities and $3,277,288 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 30, 2009
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	July 30, 2009